[JOHN HANCOCK GRAPHIC]

                                                                           Trust

                                                                      Prospectus










                                                              John Hancock Trust
                                                    Prospectus dated May 1, 2006

                     Not FDIC Insured     Not Bank Guaranteed     May Lose Value
                  Not a Deposit     Not Insured by Any Federal Government Agency


0506:1315643

                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of the Trust offered by this Prospectus are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through 101 separate investment portfolios or funds. This Prospectus applies only to the following portfolios:

500 INDEX TRUST B
ACTIVE BOND TRUST
BLUE CHIP GROWTH TRUST
BOND INDEX TRUST B
CAPITAL APPRECIATION TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
GLOBAL BOND TRUST
GROWTH & INCOME TRUST
(formerly, Growth & Income Trust II)
HEALTH SCIENCES TRUST
HIGH YIELD TRUST
INTERNATIONAL EQUITY INDEX TRUST B
MANAGED TRUST
MID CAP INDEX TRUST
MID CAP STOCK TRUST
MID VALUE TRUST
MONEY MARKET TRUST B
OVERSEAS EQUITY TRUST
REAL ESTATE SECURITIES TRUST
SHORT-TERM BOND TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP VALUE TRUST
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. GOVERNMENT SECURITIES TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER OR ANY SUBADVISERS TO THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                 The date of this Prospectus is April 28, 2006

                               JOHN HANCOCK TRUST

                               TABLE OF CONTENTS

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
PERFORMANCE, EXPENSES AND FINANCIAL HIGHLIGHTS..............    1

                         SMALL CAP FUNDS
  Small Cap Growth Trust....................................    6
  Small Cap Value Trust.....................................    8

                          MID CAP FUNDS
  Mid Cap Stock Trust.......................................   10
  Mid Value Trust...........................................   11

                         LARGE CAP FUNDS
  Blue Chip Growth Trust....................................   13
  Capital Appreciation Trust................................   15
  Equity-Income Trust.......................................   18
  Growth & Income Trust (formerly, Growth & Income Trust       20
     II)....................................................

                       INTERNATIONAL FUNDS
  Overseas Equity Trust.....................................   22

                       FIXED INCOME FUNDS
  Active Bond Trust.........................................   24
  Global Bond Trust.........................................   27
  High Yield Trust..........................................   29
  Money Market Trust B......................................   31
  Short-Term Bond Trust.....................................   33
  Total Return Trust........................................   35
  U.S. Government Securities Trust..........................   37

                          HYBRID FUNDS
  Managed Trust.............................................   40

                         SPECIALTY FUNDS
  Financial Services Trust..................................   42
  Health Sciences Trust.....................................   44
  Real Estate Securities Trust..............................   46

                           INDEX FUNDS
  Small Cap Index Trust.....................................   49
  Mid Cap Index Trust.......................................   49
  Total Stock Market Index Trust............................   49
  500 Index Trust B.........................................   49
  International Equity Index Trust B........................   54
  Bond Index Trust B........................................   56
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS.........   58
  Risks of Investing in Certain Types of Securities.........   58
  Additional Investment Policies............................   64
  Hedging and Other Strategic Transactions..................   67

MANAGEMENT OF THE TRUST.....................................   67
  Advisory Arrangements.....................................   67
  Subadvisory Arrangements..................................   74
MULTIPLE CLASS PRICING; RULE 12B-1 PLANS....................   74
GENERAL INFORMATION.........................................   75
  Taxes.....................................................   75
  Dividends.................................................   76
  Purchase and Redemption of Shares.........................   76
  Disruptive Short Term Trading.............................   77
  Policy Regarding Disclosure of Portfolio Holdings.........   78
  Purchasers of Shares of the Trust.........................   78
FINANCIAL HIGHLIGHTS........................................   79
  Additional Information....................................  106

                               FUND DESCRIPTIONS:

                  INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,

                      PERFORMANCE AND FINANCIAL HIGHLIGHTS

     The Trust is a series trust which currently has 101 separate investment portfolios or funds. The investment objectives, principal investment strategies and principal risks of the funds offered by this Prospectus are set forth in the fund descriptions below, together with performance information and financial highlights for each fund. John Hancock Investment Management Services, LLC is the investment adviser to the Trust, and each fund has its own subadviser.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the portfolio). There can be no assurance that the fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. Additional information about the funds' investment policies is set forth under "Additional Investment Policies."

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular fund, each fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

     More complete descriptions of the money market instruments and certain other instruments in which certain funds of the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's or Standard & Poor's is included in Appendix I in the Statement of Additional Information.

RISKS OF INVESTING IN EACH FUND

     Certain risks of investing in each fund are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities, as well as the definition of a non-diversified portfolio and the risks associated with such a fund, are more fully described below under "Risks of Investing in Certain Types of Securities."

     --   Non-Diversified Portfolios                    --   Value Investing
     --   Equity Securities                             --   Stripped Securities
     --   Growth Investing                              --   Mortgage-Backed and Asset-Backed Securities
     --   Fixed Income Securities                       --   Real Estate Securities Risk
     --   Investment Grade Fixed Income Securities      --   Industry or Sector Investing
          in the Lowest Rating Category                 --   IPOs ("Initial Public Offerings")
     --   Lower Rated Fixed Income Securities           --   Liquidity Risk
     --   Small and Medium Size Companies               --   Credit and Counterparty Risk
     --   Foreign Securities                            --   Active Management Risk
     --   Investment Company Securities                 --   Issuer Risk
     --   Exchange Traded Funds (ETFs)                  --   Derivative Risk
                                                        --   High Portfolio Turnover Risk

     An investment in any of the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

     Each fund description contains a bar chart and a performance table which provide some indication of the risks of investing in the fund.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each fund from year to year over a ten-year period. The performance of NAV shares of each fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the fund.

     Performance Table. The table compares each fund's one, five and ten year average annual returns as of December 31, 2005 for each series of shares to those of a broad measure, and in some cases to an index, of market performance. If the period since inception of the fund is less than one year, the performance shown will be the actual total return rather than an annualized total return.

     Performance information in the Bar Chart and the Performance Table reflects all fees charged to each fund such as advisory fees and all fund expenses. None of the funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract, which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

FEES AND EXPENSES FOR EACH FUND

     The Trust may issue five classes of shares: NAV Shares, Series I shares, Series II shares, Series III shares (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II, Series III and Series IIIA shares (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each portfolio of the Trust offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the prospectus for the variable insurance contract. None of the portfolios charge a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)*

-----------------------------------------------------------------------------------------------------------------
                                                              MANAGEMENT   12B-1       OTHER        TOTAL TRUST
TRUST PORTFOLIO                                                  FEES       FEES     EXPENSES     ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------------
                                                                           SERIES      NAV &               SERIES
                                                                             I      SERIES I(A)    NAV       I
-----------------------------------------------------------------------------------------------------------------
Active Bond                                                      0.60%     0.05%        0.07%      0.67%    0.72%
-----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                 0.81%(C)  0.05%        0.07%      0.88%    0.93%
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.81%     0.05%        0.05%      0.86%    0.91%
-----------------------------------------------------------------------------------------------------------------
Equity-Income                                                    0.81%(C)  0.05%        0.05%      0.86%    0.91%
-----------------------------------------------------------------------------------------------------------------
Financial Services(G)                                            0.82%(G)  0.05%        0.09%      0.91%    0.96%
-----------------------------------------------------------------------------------------------------------------
Global Bond                                                      0.70%     0.05%        0.12%      0.82%    0.87%
-----------------------------------------------------------------------------------------------------------------
Growth & Income                                                  0.68%     0.05%        0.08%      0.76%    0.81%
-----------------------------------------------------------------------------------------------------------------
Health Sciences                                                  1.05%(C)  0.05%        0.12%      1.17%    1.22%
-----------------------------------------------------------------------------------------------------------------
High Yield                                                       0.66%     0.05%        0.07%      0.73%    0.78%
-----------------------------------------------------------------------------------------------------------------
Managed+                                                         0.69%     0.05%        0.06%      0.75%    0.80%
-----------------------------------------------------------------------------------------------------------------
Mid Cap Index                                                    0.49%     0.05%        0.04%      0.53%    0.58%
-----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                                    0.84%     0.05%        0.08%      0.92%    0.97%
-----------------------------------------------------------------------------------------------------------------
Mid Value                                                        0.98%(C)  0.05%        0.08%      1.06%    1.11%
-----------------------------------------------------------------------------------------------------------------
Overseas Equity                                                  1.05%     0.05%        0.23%      1.28%    1.33%
-----------------------------------------------------------------------------------------------------------------
Quantitative All Cap                                             0.71%     0.05%        0.06%      0.77%    0.82%
-----------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                                             0.74%     0.05%        0.10%      0.84%    0.89%
-----------------------------------------------------------------------------------------------------------------
Quantitative Value                                               0.70%     0.05%        0.06%      0.76%    0.81%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              MANAGEMENT   12B-1       OTHER        TOTAL TRUST
TRUST PORTFOLIO                                                  FEES       FEES     EXPENSES     ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------------
                                                                           SERIES      NAV &               SERIES
                                                                             I      SERIES I(A)    NAV       I
-----------------------------------------------------------------------------------------------------------------
Real Estate Equity(A)                                            0.85%(C)  0.05%        0.21%      1.06%    1.11%
-----------------------------------------------------------------------------------------------------------------
Real Estate Securities                                           0.70%     0.05%        0.06%      0.76%    0.81%
-----------------------------------------------------------------------------------------------------------------
Short-Term Bond                                                  0.59%     0.05%        0.09%      0.68%    0.73%
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                 1.07%     0.05%        0.06%      1.13%    1.18%
-----------------------------------------------------------------------------------------------------------------
Small Cap Index                                                  0.49%     0.05%        0.04%      0.53%    0.58%
-----------------------------------------------------------------------------------------------------------------
Small Cap Value(A)+                                              1.07%     0.05%        0.05%      1.12%    1.17%
-----------------------------------------------------------------------------------------------------------------
Total Return                                                     0.70%     0.05%        0.07%      0.77%    0.82%
-----------------------------------------------------------------------------------------------------------------
Total Stock Market Index                                         0.49%     0.05%        0.04%      0.53%    0.58%
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                       0.59%     0.05%        0.07%      0.66%    0.71%
-----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL
                                                                            TRUST        FEE WAIVER        NET TRUST
                                                MANAGEMENT      OTHER       ANNUAL       (OR EXPENSE        ANNUAL
TRUST PORTFOLIO -- NAV SHARES                    FEES(H)     EXPENSES(A)   EXPENSES   REIMBURSEMENT)(H)   EXPENSES(H)
---------------------------------------------------------------------------------------------------------------------
Money Market Trust B(A)+                          0.49%         0.04%       0.53%           0.25%            0.28%
---------------------------------------------------------------------------------------------------------------------
500 Index Trust B(A)+                             0.47%         0.03%       0.50%           0.25%            0.25%
---------------------------------------------------------------------------------------------------------------------
International Equity Index Trust B(A)+            0.55%         0.04%       0.59%           0.25%            0.34%
---------------------------------------------------------------------------------------------------------------------
Bond Index Trust B(A)+                            0.47%         0.03%       0.50%           0.25%            0.25%
---------------------------------------------------------------------------------------------------------------------

+Commencement of operations -- April 29, 2005

(A)Based on estimates for the current fiscal year.

(C)T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction is as follows:

                                                                 FEE REDUCTION
                                                              (AS A PERCENTAGE OF
                                                                THE SUBADVISORY
COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS          FEE)
-----------------------------------------------------------   -------------------
First $750 million..........................................         0.00%
Over $750 million...........................................          5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

                                                                 FEE REDUCTION
                                                              (AS A PERCENTAGE OF
                                                                THE SUBADVISORY
COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS          FEE)
-----------------------------------------------------------   -------------------
First $750 million..........................................         0.00%
Next $750 million...........................................          5.0%
Excess over $1.5 billion....................................          7.5%

The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

(G)Financial Services Trust. For the period prior to October 14, 2005, the Adviser voluntarily agreed to reduce its advisory fee for the Financial Services Trust to the amounts shown below.

                                                             BETWEEN $50
                                                FIRST $50    MILLION AND     EXCESS OVER
PORTFOLIO                                       MILLION*    $500 MILLION*   $500 MILLION*
---------                                       ---------   -------------   -------------
Financial Services............................    0.85%         0.80%           0.75%

*as a percentage of average annual net assets.

     Effective October 14, 2005, the advisory fees for the Financial Services Trust were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

     If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the advisory fees for the portfolio would have been as follows:

Financial Services..........................................  0.82%

*Effective October 14, 2005, as the result of a change in the method of calculating advisory fees for most Trust portfolios, the advisory fee for each portfolio offered by this Prospectus except those named below is determined by applying to the net assets of the portfolio an annual fee rate that is calculated by applying the annual percentage rates (including any breakpoints) for the portfolio to the applicable portions of the aggregate net assets of the portfolio and one or more other portfolios having the same subadviser, and dividing the amount so determined by the amount of aggregate net assets.

          Active Bond
          Bond Index B
          Global Bond
          International Equity Index B
          Managed Trust
          Money Market B
          Overseas Equity
          Small Cap Growth (see "Advisory Arrangements for method of calculating the advisory fee)
          Total Return
          500 Index B

          Effective April 29, 2005, for each Trust portfolio in effect prior to that date, the advisory fee was increased by 0.10% and the respective Rule 12b-1 fees for Series I, Series II and Series III shares were decreased by 0.10%:

          Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

     The Example is intended to help an investor compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the Portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 Index B                                    $ 26                $ 80                $141               $  318
-----------------------------------------------------------------------------------------------------------------------
  Active Bond                                      68                 214                 373                  835
-----------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth                                 90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Bond Index B                                     26                  80                 141                  318
-----------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                             88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Equity-Income                                  $ 88                $274                $477               $1,061
-----------------------------------------------------------------------------------------------------------------------
  Financial Services                               93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Global Bond                                      84                 262                 455                1,014
-----------------------------------------------------------------------------------------------------------------------
  Growth & Income                                  78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Health Sciences                                 119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  High Yield                                       75                 233                 406                  906
-----------------------------------------------------------------------------------------------------------------------
  International Equity Index B                     35                 109                 191                  431
-----------------------------------------------------------------------------------------------------------------------
  Managed                                          77                 240                 417                  930
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                    54                 170                 296                  665
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock                                    94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Mid Value                                       108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  Money Market B                                   29                  90                 157                  356
-----------------------------------------------------------------------------------------------------------------------
  Overseas Equity                                 130                 406                 702                1,545
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities                           78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Short-Term Bond                                  69                 218                 379                  847
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth                                115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Index                                  54                 170                 296                  665
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Value                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Total Return                                     80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Total Stock Market Index                         54                 170                 296                  665
-----------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities                       67                 211                 368                  822
-----------------------------------------------------------------------------------------------------------------------

SERIES I SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Active Bond                                    $ 74                $230                $401               $  894
-----------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth                                 95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                             93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Equity-Income                                    93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Financial Services                               98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Global Bond                                      89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  Growth & Income                                  83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Health Sciences                                 124                 387                 670                1,477
-----------------------------------------------------------------------------------------------------------------------
  High Yield                                       80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Managed                                          82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                    59                 186                 324                  726
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock                                    99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------
  Mid Value                                       113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Overseas Equity                                 135                 421                 729                1,601
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities                         $ 83                $259                $450               $1,002
-----------------------------------------------------------------------------------------------------------------------
  Short-Term Bond                                  75                 233                 406                  906
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth                                120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Index                                  59                 186                 324                  726
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Value                                 119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Total Return                                     85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  Total Stock Market Index                         59                 186                 324                  726
-----------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities                       73                 227                 395                  883
-----------------------------------------------------------------------------------------------------------------------

                                SMALL CAP FUNDS

SMALL CAP GROWTH TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

     Wellington Management selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

     The sub-adviser looks for companies based on a combination of criteria including one or more of the following:

      --   Improving market shares and positive financial trends;

      --   Superior management with significant equity ownership; and

      --   Attractive valuations relative to earnings growth outlook.

     The portfolio is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The portfolio's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

     The sub-adviser will normally invest at least 80% of the Trust's assets in small-cap companies. For the purposes of the portfolio, "small cap companies" are those with market capitalization that are within the range of capitalization of companies represented in either the Russell 2000 Growth Index ($26 million to $4.4 billion as of December 31, 2005) or the Russell 2000 Index ($105 million to $4.4 billion as of December 31, 2005).

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portfolio may invest in initial public offerings (IPOs). The portfolio may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  IPOs ("Initial Public Offerings") Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 26.90% (for the quarter ended 12/2001) and the lowest return was -27.11% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        25.6%      -6.0%      -3.4%      -8.9%      -3.8%      -28.2%     48.8%       9.5%      17.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 Small Cap Growth Trust
   Series NAV(A)                                          17.34%   5.72%     4.39%     05/01/1996
   Series I(C)                                            17.23%   5.70%     4.38%     04/29/2005
 Russell 2000 Growth Index(B)                              4.15%   2.28%     4.24%
 Combined Index(B, D)                                      4.15%   7.45%     8.65%

(A)The Series NAV shares of the Small Cap Growth Trust were first issued on May 1, 2005 in connection with the Trust's acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, the Trust's predecessor. These shares were first issued on May 1, 1996.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Series I shares of the Small Cap Growth Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I shares.

(D)The Combined Index represents the Russell 2000 Value Index from May 1996 to October 2000, the Russell 2000 Index from November 2000 to April 2003 and then the Russell 2000 Growth Index from May 2003 to the present.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for the management of the Small Cap Growth Trust:

      -- Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Trust and its predecessor fund since April 2003. Mr. Angeli joined Wellington Management as an investment professional in 1994.

      -- Mario E. Abularach, CFA, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the Trust since May, 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000) and an investment analyst for GTCR Golder Rauner (1997-1999).

      -- Stephen Mortimer, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Mortimer has been involved in portfolio management and securities analysis for the Trust since May, 2006. Prior to joining Wellington Management, Mr. Mortimer was an Equity Analyst at Vinik Asset Management (1998-2000).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL CAP VALUE TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     The portfolio, a small cap stock portfolio with a value-oriented emphasis, invests, under normal market conditions, at least 80% of its assets in small-cap companies. For the purposes of this portfolio, "small cap companies" are those with market capitalizations that are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P 600 Index ($54 million to $4.2 billion as of December 31, 2005) or the Russell 2000 Index ($105 million to $4.4 billion as of December 31, 2005).

     The portfolio invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     Wellington Management employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the sub-adviser believes have distinct value characteristics based on industry-specific valuation criteria. Wellington Management focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

      --   Sustainable competitive advantages within a market niche;

      --   Strong profitability and free cash flows;

      --   Strong market share positions and trends;

      --   Quality of and share ownership by management; and

      -- Financial structures that are more conservative than the relevant industry average.

     The Small-Cap Value Trust's sector exposures are broadly diversified but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark.

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, the Small-Cap Value Trust normally has 10% or less (usually lower) of its assets invested in cash and cash equivalents.

     The Small-Cap Value Trust portfolio may invest in initial public offerings
(IPOs). The portfolio may also purchase each of the following types of securities, but not as a principal investment strategy: real estate investment trusts or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  IPOs ("Initial Public Offerings") Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/2003) and the lowest return was -17.81% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        34.2%      19.1%      -6.4%      38.0%      25.4%       9.2%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                          Year    Years    Portfolio   Available
 Small Cap Value Trust
   Series NAV(A)                                          9.21%   16.07%    18.74%     08/30/1999
   Series I(C)                                            9.21%   16.07%    18.74%     04/29/2005
 Russell 2000 Value Index(B)                              4.71%   13.55%    13.44%
 Combined Index(B, D)                                     4.71%   13.55%    13.34%

(A)The Series NAV shares of the Small Cap Value Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, the Trust's predecessor. These shares were first issued August 30, 1999.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Series I shares of the Small Cap Value Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I shares.

(D)The Combined Index represents the Russell 2500 Value Index from September 1999 to December 2000 and the Russell 2000 Value Index from January 2001 to the present.

(E)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the portfolio since its inception.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for management of the Small Cap Value Trust:

      -- Stephen T. O'Brien, CFA, Senior Vice President of Wellington Management, has served as Portfolio Manager of the Trust and its predecessor fund since October 2002. Mr. O'Brien joined Wellington Management as an investment professional in 1983.

      -- Timothy J. McCormack, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. McCormack has been involved in portfolio management and securities analysis for the Trust and its predecessor fund, JHVST Small Cap Value, since 2002. Prior to joining Wellington Management, Mr. McCormack was an investment professional at Oppenheimer Capital (1994-2000).

      -- Shaun F. Pedersen, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2004. Mr. Pedersen has been involved in portfolio management and securities analysis for the Trust and its predecessor fund, JHVST Small Cap Value, since joining the firm. Prior to joining Wellington Management, Mr. Pedersen was an investment professional at Thomas Weisel Asset Management (2001-2004) and at The Boston Company (1996-2000).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                 MID CAP FUNDS

MID CAP STOCK TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in equity securities of mid-sized companies with significant capital appreciation potential.

     Wellington Management seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Trust tends to invest in companies whose capitalization is similar to the market capitalization of companies in the Russell Mid Cap Index.

     Wellington Management's investment approach while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Mid Cap Stock Trust may invest up to 20% of its assets in foreign securities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  High Portfolio Turnover Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/2001) and the lowest return was -23.64% (for the quarter ended 3/2001).


--------------------------------------------------------------------------------

        -4.0%      -11.0%     -22.6%     42.3%      19.0%      14.6%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 Mid Cap Stock Trust
   Series I                                               14.57%   5.99%     3.95%     05/01/1999
   Series NAV(B)                                          14.71%   6.02%     3.97%     02/28/2005
 Russell Midcap Growth Index(A)                           12.10%   1.38%     4.28%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for the management of the
Trust:

      -- Michael T. Carmen, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Trust since April, 2000. Mr. Carmen joined Wellington Management as an investment professional in 1999.

      -- Mario E. Abularach, CFA, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the Trust since May, 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000) and an investment analyst for GTCR Golder Rauner (1997-1999).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

MID VALUE TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in a diversified mix of common stocks of mid size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     The subadviser employs a value approach in selecting investments. The Subadviser's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

      -- Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value.

      -- Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation.

      --   Sound balance sheets and other positive financial characteristics.

      --   Significant stock ownership by management.

      --   Experienced and capable management.

     The portfolio's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark. The portfolio normally invests at least 80% (usually higher) of its net assets in companies with market capitalizations that are within the range of capitalizations of companies in the MidCap Index ($423 million to $14.6 billion as of December 31, 2005) or the Russell Mid Cap Value Index ($682 million to $18.2 billion as of December 31, 2005). The market capitalization of companies in the portfolio and in the indices changes over time. The portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

     In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1 the portfolio normally has less than 10% of its assets in cash and cash equivalents.

     The portfolio may invest in initial public offerings (IPOs). The portfolio may purchase other types of securities that are not primary investment vehicles, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  IPOs ("Initial Public Offerings") Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.36% (for the quarter ended 6/2003) and the lowest return was -18.16% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        20.5%       4.6%       0.5%      -15.2%     45.2%      18.7%       7.4%
         1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Mid Value Trust
   Series NAV(A)                                           7.39%    9.55%     7.92%     05/01/1998
   Series I(C)                                             7.47%    9.57%     7.94%     04/29/2005
 Russell Midcap Value Index(B)                            12.65%   12.21%     9.62%

(A)The Series NAV shares of the Mid Value Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Mid Value Fund B of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Mid Value Fund B, the Trust's predecessor. These shares were first issued on May 1, 1998.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Series I shares of the Mid Value Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Mid Value Fund B, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I shares.

(D)Current subadviser assignment became effective May 1, 2004.

(E)Since June 1, 2000, a portion of the Mid Value Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Mid Value Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- David J. Wallack (since May 2005). Mr. Wallack joined T. Rowe Price in 1990 and is a Vice President.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                LARGE CAP FUNDS

BLUE CHIP GROWTH TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To provide long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGIES: The portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.

     In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

     T. Rowe Price evaluates the growth prospects of companies and the industries in which they operate. T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects T. Rowe Price's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

     While most of the assets of the portfolio are invested in U.S. common stocks, the portfolio may also purchase other types of securities, including,
(i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and
(iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

     The Blue Chip Growth Trust may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the portfolio but may include non-investment grade debt securities (junk bonds). The portfolio will not purchase a non-investment-grade debt security if, immediately after such purchase, the portfolio would have more than 5% of its total assets invested in such securities.

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions

     The Blue Chip Growth Trust may also engage in a variety of investment management practices, such as buying and selling futures and options and is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The portfolio may invest up to 10% of its total assets in hybrid instruments, which are a type of high-risk derivative which can combine the characteristics of securities, futures and options. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.80% (for the quarter ended 12/1998) and the lowest return was -17.09% (for the quarter ended 3/2001).


--------------------------------------------------------------------------------

        25.9%      26.9%      28.5%      19.4%      -2.8%      -14.6%     -24.3%     29.2%       9.0%       5.6%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Blue Chip Growth Trust
   Series I                                                5.60%   -0.77%      8.66%    12/11/1992
   Series NAV(C)                                           5.70%   -0.76%      8.67%    02/28/2005
 S&P 500 Index(B)                                          4.91%    0.54%      9.07%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Since June 1, 2000, a portion of the Blue Chip Growth Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Blue Chip Growth Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Larry J. Puglia (since October, 1996). Mr. Puglia, who joined T. Rowe Price in 1990, is a Vice President of T. Rowe Price and has been managing investments since 1993. He is a Chartered Financial Analyst and a Certified Public Accountant.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

CAPITAL APPRECIATION TRUST

SUBADVISER:  Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests at least 65% of the portfolio's total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

     Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

     Securities in which the Capital Appreciation Trust invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the portfolio is not likely to receive significant dividend income on its portfolio securities.

     In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Capital Appreciation Trust invests include: (i) American Depository Receipts (ADRs);
(ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITS) and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the portfolio can convert into the company's common stock or some other equity security.)

     The Capital Appreciation Trust may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term.) These securities often are not widely known and favorably valued.

     In addition to the principal strategies discussed above, the Capital Appreciation Trust may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

     1. The portfolio may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term.) These securities often are not widely known and favorably valued.

     2. The portfolio may make short sales of a security including short sales "against the box."

     3. The portfolio may invest up to 20% of the portfolio's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.)

     4. The portfolio may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

     5. The portfolio may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

     6. The portfolio may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service.) These include corporate debt and other debt obligations of U.S. and foreign issuers. The portfolio may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

     7. The portfolio may invest in repurchase agreements.

     Jennison considers selling or reducing a stock position when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  Mortgage-Backed Securities Risk              --  Growth Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.38% (for the quarter ended 12/2001) and the lowest return was -19.64% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        -18.4%     -30.6%     29.5%       9.3%      14.0%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Capital Appreciation Trust
   Series I                                               13.99%   -1.80%    -4.19%     11/01/2000
   Series NAV(B)                                          14.12%   -1.77%    -4.17%     02/28/2005
 Russell 1000 Growth Index(A)                              5.26%   -3.58%    -6.99%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Since November, 2000 a portion of the Capital Appreciation Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2005, Jennison had in excess of $72 billion in assets under management.

     The Portfolio Managers are:

      -- Michael A. Del Balso (since November, 2000). Mr. Del Balso joined Jennison in 1972 and is currently an Executive Vice President at Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Balso is a graduate of Yale University and received his M.B.A. from Columbia University. He is a member of The New York Society of Security Analysts, Inc.

      -- Spiros Segalas (since November, 2000). Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer at Jennison. He received his B.A. from Princeton University and is a member of The New York Society of Security Analysts, Inc.

      -- Kathleen A. McCarragher (since November, 2000). Ms. McCarragher joined Jennison in 1998 and is an Executive Vice President at Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities for six years. Ms. McCarragher received her B.B.A. degree from the University of Wisconsin and her M.B.A. from Harvard University.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

EQUITY-INCOME TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To provide substantial dividend income and also long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal circumstances, at least 80% of the portfolio's total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.

     T. Rowe Price believes that income can contribute significantly to total return over time and expects the portfolio's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

     The Equity-Income Trust employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

     The Equity-Income Trust will generally consider companies with the following characteristics:

      --   established operating histories;

      --   above-average dividend yield relative to the S&P 500 Index;

      --   low price/earnings ratios relative to the S&P 500 Index;

      --   sound balance sheets and other financial characteristics; and

      -- low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

     The Equity-Income Trust may also purchase other types of securities in keeping with its objective, including:

      -- U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets);

      --   preferred stocks;

      --   convertible stocks, bonds, and warrants; and

      --   futures and options.

     The portfolio may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade ("junk bonds") fixed income securities. The risks of investing in fixed income securities are set forth above under "Risks of Investing in Certain Types of Securities." Since the portfolio invests primarily in equity securities, the risks associated with fixed income securities will not affect the portfolio as much as a portfolio that invests more of its assets in fixed income securities.

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Equity-Income Trust may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The Statement of Additional Information contains more complete description of such instruments and the risks associated therewith.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  Value Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.68% (for the quarter ended 6/2003) and the lowest return was -17.40% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

        19.9%      29.7%       9.2%       3.4%       13%        1.3%      -13.3%     25.6%      14.8%       3.9%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 Equity-Income Trust
   Series I                                               3.92%   5.65%    10.07%     02/19/1993
   Series NAV(B)                                          4.05%   5.66%    10.08%     02/28/2005
 Russell 1000 Value Index(D)                              7.07%   5.28%    10.95%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Since June 1, 2000, a portion of the Equity-Income Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(D)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of month end.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Equity Income Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Brian C. Rogers (since October, 1996). Mr. Rogers, who joined T. Rowe Price in 1982, is a Vice President of T. Rowe Price and has been managing investments since 1983. He is a Chartered Financial Analyst.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

GROWTH & INCOME TRUST

(formerly, Growth & Income Trust II)

SUBADVISER:  Independence Investment LLC ("Independence")

INVESTMENT OBJECTIVE:  To seek income and long-term capital appreciation

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in a diversified mix of common stocks of large U.S. companies.

     The portfolio is a large cap stock portfolio that invests, under normal market conditions, primarily in a diversified mix of common stocks of large U.S. companies.

     Independence selects stocks that are believed to have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. Independence seeks to maintain risk and sector characteristics similar to the market benchmark for this portfolio. Independence normally invests at least 80% (usually higher) of the portfolio's assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000 Index ($582 million to $370.3 billion as of December 31, 2005) or the S&P 500 Index ($768 million to $370 billion as of December 31, 2005).

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portfolio may invest in initial public offerings (IPOs). The portfolio may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities)."

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  IPOs ("Initial Public Offerings") Risk       --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 24.07% (for the quarter ended 12/1998) and the lowest return was -17.14% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        20.1%      29.8%      30.2%      16.2%      -13.1%     -15.4%     -22.2%     24.3%      11.0%       9.0%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five       Ten      Date First
                                                          Year    Years      Years     Available
 Growth & Income Trust
   Series NAV(A)                                          8.98%   -0.21%     7.33%     03/29/1986
 Russell 1000 Index                                       6.27%    1.07%     9.29%
 Combined Index(B,)                                       6.27%    1.04%     9.35%

(A)The Series NAV shares of the Growth & Income Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Growth & Income Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Growth & Income Fund, the Trust's predecessor. These shares were first issued on March 29, 1986.

(B)The Combined Index represents the S&P 500 Index from April 1986 to April 2002 and the Russell 1000 Index from May 2002 to the present.

(C)Current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the portfolio since its inception.

SUBADVISER AND PORTFOLIO MANAGERS

     Independence, located at 53 State Street, Boston, Massachusetts 02109 is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Portfolio Managers are:

      -- John C. Forelli, CFA (since 2005). Mr. Forelli is a Senior Vice President and Co-Director of Large Cap Core Strategies. He is a senior portfolio manager and has been in the industry since 1984. He joined Independence in 1990. Previously, he worked for Prudential Securities. He has a BA from Dartmouth College and an MBA from the Tuck School at Dartmouth. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute and the Boston Security Analysts Society.

      -- Jay C. Leu, CFA (since 2005). Mr. Leu is a Senior Vice President and a Co-Director of Large Cap Core strategies. He is a senior portfolio manager and has been in the industry since 1987. He joined Independence in 1997. Previously, he worked for Pacific Capital Fixed Income Advisors and State Street Global Advisors. He has a BS from the Massachusetts Institute of Technology (MIT) and an MS in Management from the Sloan School of Management at MIT. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute, and the Boston Security Analysts Society.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                              INTERNATIONAL FUNDS

OVERSEAS EQUITY TRUST

SUBADVISER:  Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its assets in equity securities of companies outside the U.S. in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and, to a lesser extent, in emerging markets.

     The subadviser selects stocks using proprietary fundamental research to identify companies that are believed to be:

      --   Undervalued (i.e., with current stock prices below long-term value);
           and

      -- Asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs.

     The subadviser employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing its management, financial strength, products, markets, competitors, and future earnings and dividends.

     The portfolio is subadvised using a multiple portfolio manager system in which the portfolio is divided into segments that are each managed by individual portfolio managers and/or research analysts. The portfolio is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts.

     The portfolio's country and regional exposures are primarily a result of stock selection and, therefore, may vary significantly from the benchmark.

     The portfolio invests in at least three different countries other than the U.S.

     The portfolio will invest no more that 15% of its assets in emerging market stocks.

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portfolio may invest in initial public offerings (IPOs). The subadviser may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily use for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

     The portfolio may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  IPOs (initial Public Offerings) Risk         --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 24.44% (for the quarter ended 12/1999) and the lowest return was -22.07% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         1.9%      15.9%      34.0%      -16.4%     -20.9%     -18.2%     32.4%      11.0%      18.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 Overseas Equity Trust
   Series NAV(A)                                          18.31%   2.37%     4.91%     04/30/1996
   Series I(C)                                            18.87%   2.46%     4.96%     04/29/2005
 MSCI EAFE Index(B)                                       14.02%   4.94%     5.76%

(A)The Series NAV shares of the Overseas Equity Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Overseas Equity B Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Overseas Equity B Fund, the Trust's predecessor. These shares were first issued April 30, 1996.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Series I shares of the Overseas Equity Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Overseas Equity B Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I shares.

(D)Current subadviser assignment became effective May 1, 2004.

SUBADVISERS AND PORTFOLIO MANAGERS

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     CGTC uses a multiple portfolio manager system in managing the fund's assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager's role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund's objectives and policies. Subject to those objectives and policies, portfolio managers are generally not limited to where they may invest geographically except for Seung Kwak and John Mant, whose geographical coverage is primarily limited to Japan and Europe, respectively. CGTC's investment committee oversees this process. In addition, CGTC's investment analysts also may make investment decisions with respect to a portion of a fund's portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

-----------------------------------------------------------------------------------------------
                                LENGTH OF SERVICE WITH CAPITAL
      PORTFOLIO MANAGER             GUARDIAN TRUST COMPANY            BUSINESS EXPERIENCE
  TITLE, COMPANY AFFILIATION       ("CGTC") OR AN AFFILIATE         DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------
DAVID I. FISHER                 36 years                         Portfolio Manager selecting
Chairman of the Board                                            equity securities
-----------------------------------------------------------------------------------------------
ARTHUR J. GROMADZKI             19 years                         Portfolio Manager selecting
Director and Senior Vice                                         equity securities
President of Capital
International Research, Inc,
an affiliate of CGTC
-----------------------------------------------------------------------------------------------
RICHARD N. HAVAS                19 years                         Portfolio Manager selecting
Senior Vice President of                                         equity securities
Capital International
Research, Inc, an affiliate of
CGTC
-----------------------------------------------------------------------------------------------
SEUNG KWAK                      3 years, 17 years with Zurich    Portfolio Manager selecting
Senior Vice President for       Scudder Investments              equity securities
Capital International K.K., an
affiliate of CGTC
-----------------------------------------------------------------------------------------------
NANCY J. KYLE                   15 years                         Portfolio Manager selecting
Vice Chairman, CGTC                                              equity securities
-----------------------------------------------------------------------------------------------
JOHN M.N. MANT                  15 years                         Portfolio Manager selecting
Executive Vice President of                                      equity securities
Capital International
Research, Inc, an affiliate of
CGTC
-----------------------------------------------------------------------------------------------
CHRISTOPHER A. REED             12 years                         Portfolio Manager selecting
Vice President of Capital                                        equity securities
International Research, Inc,
an affiliate of CGTC
-----------------------------------------------------------------------------------------------
LIONEL M. SAUVAGE               18 years                         Portfolio Manager for equity
Director and Senior Vice                                         securities
President, CGTC
-----------------------------------------------------------------------------------------------
NILLY SIKORSKY                  43 years                         Portfolio Manager selecting
Chairman of Capital                                              equity securities
International S.A., an
affiliate of CGTC
-----------------------------------------------------------------------------------------------
RUDOLF M. STAEHELIN             24 years                         Portfolio Manager for equity
Senior Vice President of                                         securities
Capital International
Research, Inc., an affiliate
of CGTC
-----------------------------------------------------------------------------------------------

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                               FIXED INCOME FUNDS

ACTIVE BOND TRUST

SUBADVISER:  Declaration Management & Research LLC ("Declaration")
             Sovereign Asset Management LLC ("Sovereign")

INVESTMENT OBJECTIVE:  To seek income and capital appreciation

INVESTMENT STRATEGIES: The portfolio normally invests at least 80% of its assets in a diversified mix of debt securities and instruments.

     The portfolio, an intermediate term bond portfolio, normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including but not limited to:

      --   U.S. Treasury and agency securities;

      -- Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

      --   Corporate bonds, both U.S. and foreign; and

      --   Foreign government and agency securities.

     The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

        65%* Declaration

        35%* Sovereign

     * Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

DECLARATION

     The subadviser uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     This portion of the portfolio normally has no more than 10% of its assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated. This portion of the portfolio normally has an average credit rating of "A" or "AA."

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

SOVEREIGN

     The subadviser uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

     This portion of the portfolio normally has no more than 25% of its assets in high yield bonds and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the portfolio normally has an average credit rating of "A" or "AA."

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1 this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

ENTIRE PORTFOLIO

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

     The portfolio may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. Each subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity for their portion of the portfolio. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates. The portfolio's turnover rate will generally exceed 100%.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Mortgage-Backed Securities Risk              --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the portfolio's turnover rate (i.e., the rate of buying and selling securities) will generally exceed 100%. Any turnover rate in excess of 100% is considered relatively high. In general, the higher the turnover rate, the greater the impact that brokerage commissions and other transaction costs will have on the portfolio's performance.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.84% (for the quarter ended 7/1997) and the lowest return was -2.47% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

         4.1%      10.1%       8.2%      -0.9%      10.5%       7.5%       7.3%       6.5%       4.8%       2.5%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five       Ten      Date First
                                                          Year    Years     Years     Available
 Active Bond Trust
   Series NAV(A)                                          2.54%   5.69%     6.00%     03/29/1986
   Series I(B)                                            2.54%   5.69%     6.00%     04/29/2005
 Lehman Brothers Aggregate Bond Index                     2.43%   5.87%     6.16%

(A)The Series NAV shares of the Active Bond Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, the Trust's predecessor. These shares were first issued on March 29, 1986.

(B)The Series I shares of the Active Bond Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I shares.

(C)Current subadvisers have managed the portfolio since April 29, 2005. The current subadvisers have managed a portion of the portfolio since its inception.

SUBADVISERS AND PORTFOLIO MANAGERS

DECLARATION

     Declaration Management & Research LLC ("Declaration") is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by an investment team overseen by:

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is a Senior Vice President.

      -- Peter Farley (since 2005). Mr. Farley joined Declaration in 1996 and is a Vice President.

SOVEREIGN ASSET MANAGEMENT LLC

     Sovereign Asset Management LLC ("Sovereign"), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979 and is a wholly owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"). JHFS is a subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by:

      -- Howard C. Greene, CFA (since 2005). Mr. Greene joined Sovereign in December, 2005 and is a Senior Vice President. Prior to joining Sovereign, Mr. Greene managed the portfolio as an employee of John Hancock Advisers, LLC ("John Hancock"). He joined John Hancock in 2002, where he was a Senior Vice President. Prior to 2002, he was Vice President of Sun Life Financial Services Company of Canada.

      -- Benjamin A. Matthews (since 2005). Mr. Matthews joined Sovereign in December, 2005 and is a Vice President. Prior to joining Sovereign, Mr. Matthews managed the portfolio as an employee of John Hancock. He joined John Hancock in 1995, where he was a Vice President.

      -- Barry H. Evans, CFA (since 2005). Mr. Evans joined Sovereign in 2005, and is a Senior Vice President. Mr. Evans is Sovereign's Chief Fixed Income Officer and a member of the Senior Investment Policy Committee. Prior to joining Sovereign, Mr. Evans managed the portfolio as an employee of John Hancock. He joined John Hancock in 1986.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

GLOBAL BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:  To seek to realize maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: PIMCO seeks to achieve this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities. These fixed income securities include fixed income securities denominated in major foreign currencies and in U.S. dollars. The portfolio may also invest in baskets of foreign currencies (such as the euro), direct currency and the U.S. dollar.

     These securities may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the portfolio's assets. The portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration of the Global Bond Trust will normally vary within a three to seven year time frame. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

     In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Global Bond Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Global Bond Trust may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      -- corporate debt securities, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      --   structured notes, including hybrid or "indexed" securities,

      --   event-linked bonds;

      --   loan participations;

      --   delayed funding loan and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The portfolio may also invest in baskets of foreign currencies (such as euro), direct currency, and, and the U.S. dollar.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios'
Investments -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis,

      -- enter into interest rate, index, equity, credit default swaps and currency and credit default swap agreements.

     The Global Bond Trust may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

     The portfolio may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rates Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  High Portfolio Turnover Risk                   Non-Diversified Portfolios Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.64% (for the quarter ended 6/2002) and the lowest return was -4.81% (for the quarter ended 3/1999).


--------------------------------------------------------------------------------

        13.0%       2.9%       7.6%      -6.7%       1.7%       0.5%      20.1%      15.4%      10.4%      -6.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 Global Bond Trust
   Series I                                               -6.66%   7.50%   5.48%   03/18/1988
   Series NAV(B)                                          -6.56%   7.52%   5.50%   02/28/2005
 JP Morgan Global-Unhedged Index                          -6.17%   6.98%   5.21%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

     The Portfolio Manager is:

      -- Sudi Mariappa, managing director, portfolio manager, and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage. He holds both a bachelor's degree in chemical engineering and an MBA from Cornell University.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

HIGH YIELD TRUST

SUBADVISER:  Western Asset Management Company ("Western Asset")

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by Western Asset to be of equivalent quality):

                                          CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES

                                              RATING AGENCY
                                  ----------------------------------------------------------------------------
                                                 Moody's                             Ba through C
                                            Standard & Poor's                        BB through D

     Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The Portfolio may also invest in investment grade securities.

     The High Yield Trust may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of Western Asset, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the portfolio may invest include emerging market securities. Western Asset may utilize futures, swaps and other derivatives in managing the portfolio.

     The High Yield Trust may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

     The portfolio normally maintains an average portfolio duration of between 3 and 7 years. However, the portfolio may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the fund's portfolio to changes in interest rates.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Mortgage-Backed Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     Because the portfolio may invest up to 100% of its assets in foreign securities, which are generally riskier investments in U.S. securities, investing in this portfolio is riskier than investing in a portfolio that invests primarily in U.S. high yield fixed income securities.

     In addition, market timers may target portfolios with significant investments in high yield securities that are infrequently traded. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.94% (for the quarter ended 6/2003) and the lowest return was -6.52% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

         2.8%       8.0%      -9.0%      -5.5%      -6.7%      24.2%      11.1%       3.7%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 High Yield Trust
   Series I                                                 3.70%     4.76%     4.11%     01/01/1997
   Series NAV(C)                                            3.87%     4.79%     4.13%     02/28/2005
 Citigroup High Yield Index(B)                              2.07%     8.93%     6.25%

(A)Current subadvisor assignment became effective May 1, 2003.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     Western Asset Management Company ("Western Asset"), established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

     Western Asset Management Company Limited ("WAMCL"), a wholly owned subsidiary of Legg Mason, Inc., acts as sub-subadviser to the portfolio and provides certain advisory services to the portfolio with regarding to currency transactions and investments and in non-dollar denominated debt securities. WAMCL is an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by WAMCL were approximately $61 billion as of December 31, 2005. The address of WAMCL is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

     A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Michael C. Buchanan, Timothy J. Settel and Ian R. Edmonds manages the portfolio's assets.

     Messrs. Leech and Walsh have each served as portfolio managers for Western Asset for over 10 years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Edmonds and Mr. Settel are currently employed as portfolio managers and have been employed as research analysts for Western Asset or an affiliate for the past five years.

     The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Messrs. Buchanan, Settel and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

MONEY MARKET TRUST B

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To obtain maximum current income consistent with preservation of principal and liquidity.

INVESTMENT STRATEGIES: The portfolio invests in high quality, U.S. dollar denominated money market instruments.

MFC Global (U.S.A.) may invest the portfolio's assets in high quality, U.S. dollar denominated money market instruments of the following types:

      -- obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the portfolio must be payable in U.S. dollars);

      -- certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

      -- commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which MFC Global (U.S.A.) acting pursuant to guidelines established by the Trust's Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      -- corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);

      -- short-term obligations issued by state and local governmental issuers;

      -- securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      -- repurchase agreements with respect to any of the foregoing obligations.

     Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Money Market Trust B and the note issuer. MFC Global (U.S.A.) monitors the creditworthiness of the note issuer and its earning power and cash flow. MFC Global (U.S.A.) will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

     All of the Money Market Trust B's investments will mature in 397 days or less and the portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the Money Market Trust B seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Money Market Trust B invests only in securities which the Trust's Board of Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Money Market Trust B also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00. There is no assurance that the portfolio will be able to do so.

     The Money Market Trust B may invest up to 20% of its assets in any of the U.S. dollar denominated foreign securities described above. The Money Market Trust B is not authorized to enter into mortgage dollar rolls or warrants.

Use of Hedging and Other Strategic Transactions

     The Money Market Trust B is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in this Portfolio

      -- An investment in the Money Market Trust B is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Trust B seeks to preserve the value of a shareholder's investment at $10.00 per share, it is possible to lose money by investing in this portfolio. For example, the portfolio could lose money if a security purchased by the portfolio is downgraded and the portfolio must sell the security at less than the cost of the security.

      -- The portfolio may invest up to 20% of its assets in U.S. dollar denominated foreign securities which increases the risk of investing in the portfolio as described below under "Risks of Investing in Certain Types of Securities." Since the portfolio only invests in U.S. dollar denominated securities, it will not be subject to the exchange rate risks described in this section.

MONEY MARKET TRUST B

Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 1.60% (for the quarter ended 9/2000) and the lowest return was 0.20% (for the quarter ended 3/2004).


--------------------------------------------------------------------------------

         5.3%       5.5%       5.4%       5.0%       6.3%       3.9%       1.5%       1.0%       1.1%       2.9%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Money Market Trust B
   Series NAV(A)                                          2.93%   2.07%   3.78%   03/29/1986
 Citigroup 3mth Treasury Bill Index                       3.00%   2.21%   3.72%

(A)The Series NAV shares of the Money Market Trust B were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Money Market Fund, the Trust's predecessor. These shares were first issued on March 29, 1986.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

SHORT-TERM BOND TRUST

SUBADVISERS:  Declaration Management & Research LLC ("Declaration")

INVESTMENT OBJECTIVE:  To seek income and capital appreciation

INVESTMENT STRATEGIES: The portfolio normally invests at least 80% of its assets in a diversified mix of debt securities and instruments.

     The portfolio normally invests at least 80% of its assets in a diversified mix of debt securities and instruments, including but not limited to:

      --   U.S. Treasury and Agency securities;

      -- Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      --   Corporate bonds, both U.S. and foreign (if dollar-denominated); and

      --   Foreign governmental and agency securities (if dollar denominated).

     The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     The portfolios normally has:

      --   An average credit quality rating of "A" or "AA"; and

      --   A weighted average effective maturity between one and three years;

      --   No more than 15% of its assets in high yield bonds;

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," on page 1, the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portfolio may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the portfolio. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

     The portfolio's turnover rate will generally exceed 100%.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Mortgage-Backed Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions.

     In addition, the portfolio invests in a relatively small number issuers which could produce more volatile performance compared to portfolios that invest in a larger number of issuers. The more concentrated a portfolio's holdings are, the more likely that a specific security's poor performance will hurt the portfolio significantly.

     The portfolio's turnover rate (i.e., the rate of buying and selling securities) will generally exceed 100%. Any turnover rate in excess of 100% is considered relatively high. In general, the higher the turnover rate, the greater the impact that brokerage commissions and other transaction costs will have on the portfolio's performance.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.87% (for the quarter ended 9/2001) and the lowest return was -0.96% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        11.5%       3.6%       6.4%       5.8%       3.0%       8.0%       8.1%       5.7%       2.8%       1.4%       2.1%
         1995       1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Short-Term Bond Trust
 Series NAV(A)                                            2.07%   3.97%   4.65%   05/01/1994
 Combined Index(B)                                        1.81%   4.04%   5.02%
 Lehman Brothers 1-3 Year Aggregate Index                 1.81%   4.00%     N/A

(A)The Series NAV shares of the Short-Term Bond Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Short-Term Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Short-Term Fund, the Trust's predecessor. These shares were first issued on May 1, 1994.

(B)The Combined Index represents the Merrill Lynch 1-5 Year Government Bond Index from May 1994 to April 1998; 65% Lehman Brothers 1-3 Year Credit Bond Index, 35% Lehman Brothers 1-3 Year Government Bond Index from May 1998 to April 2002; and now Lehman Brothers Aggregate Bond index from May 2002 and thereafter.

(C)Lehman Brothers 1-3 Year Aggregate Index inception date is July 31, 1997. The 10 year performance is not available.

SUBADVISER AND PORTFOLIO MANAGERS

     Declaration Management & Research LLC ("Declaration") manages the Active Bond Trust. Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by an investment team overseen by:

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration Management in 1991 and is a Senior Vice President.

      -- Peter Farley (since 2005). Mr. Farley joined Declaration Management in 1996 and is a Vice President.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

TOTAL RETURN TRUST

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:  To seek to realize maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 65% of the portfolio's total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of the Total Return Trust will normally vary within a three to six year time frame based on PIMCO's forecast for interest rates. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

     The portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The portfolio may also invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which PIMCO believes to be relatively undervalued.

     In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Total Return Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Total Return Trust may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      -- corporate debt securities, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      --   structured notes, including hybrid or "indexed" securities;

      --   event-linked bonds;

      --   loan participations;

      --   delayed funding loan and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The portfolio may also invest in baskets of foreign currencies (such as the euro), direct currency, and the U.S. dollar.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Total Return Trust may invest all or a portion of its assets in repurchase agreements, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

     The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios'
Investments -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis,

      -- enter into interest rate, index, equity, total return, currency and credit default swap agreements.

     The Total Return Trust may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. As a non-fundamental operating policy, PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the portfolio denominated in currencies other than the U.S. dollar. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

     The Total Return Trust may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rates Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  High Portfolio Turnover Risk
         --  Mortgage-Backed and Asset-Backed             --  Active Management Risk
             Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.43% (for the quarter ended 9/2001) and the lowest return was -2.19% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        10.9%       8.3%       9.5%       5.0%       5.0%       2.4%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Total Return Trust
   Series I                                                 2.40%     6.00%     5.94%     05/01/1999
   Series NAV(B)                                            2.49%     6.02%     5.95%     02/28/2005
 Lehman Brothers Aggregate
   Bond Index(A)                                            2.43%     5.87%     6.01%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as subadviser to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

     The Portfolio Manager is:

      -- William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has thirty-five years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. GOVERNMENT SECURITIES TRUST

SUBADVISER:  Western Asset Management Company ("Western Asset")

INVESTMENT OBJECTIVE:  To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES: The portfolio invests a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The portfolio may also invest a portion of its assets in the types of securities in which the Investment Quality Bond Trust may invest.

     SaBAM seeks to attain this objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities including:

      -- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      -- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

      -- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

      -- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

      --   futures contracts or financial instruments and indices.

      -- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     As noted above, the portfolio may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

     The U.S. Government Securities Trust must comply with diversification requirements established pursuant to the Code for investments of separate accounts funding contracts. Under these requirements, the value of the assets of the portfolio are subject to the following restrictions:

      -- no more than 55% of the value of the portfolio's assets may be represented by any one investment;

      -- no more than 70% of the value of the portfolio's assets may be represented by any two investments;

      -- no more than 80% of the value of the portfolio's assets may be represented by any three investments; and

      -- no more than 90% of the value of the portfolio's assets may be represented by any four investments.

     To determine the portfolio's compliance with the requirements above, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the U.S. Government Securities Trust may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The U.S. Government Securities Trust is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions." Specifically, the U.S. Government Securities Trust may:

      -- write covered call options and put options on securities and purchase call and put options on securities,

      -- write covered call and put options on securities indices and purchase call and put options on securities indices,

      -- enter into futures contracts on financial instruments and indices, and

      --   write and purchase put and call options on such futures contracts.

Principal Risks of Investing in this Portfolio

      -- While the portfolio invests a substantial portion of its assets in securities which are guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities, the market value of the portfolio could still decline due to interest rate changes. When interest rates decline, the market value of the portion of the portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to decline. Fixed-income securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

      -- Investing in mortgage backed securities subjects the portfolio to prepayment risk. Prepayment of underlying mortgages results in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the portfolio could make less money than expected or could lose money. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.

      -- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.48% (for the quarter ended 9/2001) and the lowest return was -1.54% (for the quarter ended 3/1996).


--------------------------------------------------------------------------------

         3.4%       8.5%       7.5%      -0.2%      10.9%       7.0%       8.0%       1.7%       2.9%       1.6%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 U.S. Government Securities Trust
   Series I                                                 1.58%     4.21%     5.06%     03/18/1988
   Series NAV(B)                                            1.60%     4.21%     5.06%     02/28/2005
 Citigroup 1-10 Year Treasury Index                         1.57%     4.54%     5.35%

(A)Effective December 13, 1991, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     Western Asset Management Company ("Western Asset"), established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $249.2 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

     A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Mark Lindbloom Ron Mass and Fredrick Marci manages the portfolio's assets.

     Messrs. Leech, Walsh and Mass have each served as portfolio managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986. Prior to joining Western Asset in 2006, Mr. Marki was a director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing Treasury/Agency portfolios, and was associated with Citigroup Inc. or its predecessor companies since 1991.

     The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the portfolio invests. Mr. Lindbloom, Mr. Mass and Mr. Marki are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                  HYBRID FUNDS

MANAGED TRUST

Subadvisers: Grantham, May, Van Otterloo & Co. LLC ("GMO") Declaration Management & Research LLC ("Declaration")

INVESTMENT OBJECTIVE:  To seek income and long-term capital appreciation

INVESTMENT STRATEGIES: The portfolio invests primarily in a diversified mix of:
                       (a) common stocks of larger capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

     The portfolio, a balanced stock and bond portfolio, invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and
(b) bonds with an overall intermediate term average maturity.

     The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

        60%* GMO
        40%* Declaration

     *Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

GMO

     In managing its portion of the portfolio, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

     GMO typically invests its portion of the portfolio in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, GMO invests at least 80% of its portion of the portfolio in investments tied economically to the U.S.

     The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

     GMO intends that its portion of the portfolio will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

DECLARATION

     Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

     Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

     Except as otherwise stated above under "Temporary Defensive Investing" on page 1 in the prospectus the portion of the portfolio managed by Declaration normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portion of the portfolio managed by Declaration may invest in initial public offerings (IPOs) and other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

ALL PORTIONS OF THE PORTFOLIO

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1 of the prospectus.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Credit and Counterparty Risk
         --  Value Investing Risk                         --  Derivatives Risk
         --  Fixed Income Securities Risk                 --  Issuer Risk
         --  Lower Rated Fixed Income Securities Risk     --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 14.77% (for the quarter ended 12/1998) and the lowest return was -10.91% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        16.7%      18.7%      20.4%       9.1%       0.0%      -2.8%      -13.2%     19.0%       8.2%       2.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five       Ten      Date First
                                                          Year    Years     Years     Available
 Managed Trust
   Series NAV(A)                                          2.71%   2.19%     6.77%     03/29/1986
 Managed Combined Index(B)                                4.00%   2.99%     7.86%
 Lehman Brothers Aggregate Bond Index                     2.43%   5.87%     6.16%
 S&P 500 Index(B)                                         4.91%   0.54%     9.07%

(A)The Series NAV shares of the Managed Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Managed Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Managed Fund, the Trust's predecessor. These shares were first issued March 29, 1986.

(B)The Combined Index represents 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index from April 1986 to December 1997, then 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index from January 1998 thereafter.

(C)Current subadviser assignment became effective August 1, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977, with offices located at 40 Rowes Wharf, Boston, Massachusetts.

     Day-to-day management of the portfolios is the responsibility of the Quantitative Division comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the portfolio. The Division's team members work collaboratively to manage the portfolio.

     Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolio.

     Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.

     The Trust's Statement of Additional Information provides additional information about the senior member's compensation, other accounts managed by the senior member and the senior member's ownership of securities of the portfolio.

DECLARATION

     Declaration Management & Research LLC ("Declaration") is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by an investment team overseen by:

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration Management in 1991 and is a Senior Vice President.

      -- Peter Farley (since 2005). Mr. Farley joined Declaration Management in 1996 and is a Vice President.

     The Trust's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers ownership of securities of the portfolio.

                                SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

SUBADVISER:  Davis Selected Advisers, L.P. ("Davis")

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in common stocks of financial services companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

     Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The portfolio may also invest in other equity securities and in foreign and fixed income securities.

     Davis uses the Davis Investment Discipline in managing the Financial Services Trust's portfolio. Davis conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     Davis has developed a list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

      --   Proven track record

      --   Significant personal ownership in business

      --   Strong balance sheet

      --   Low cost structure

      --   High after-tax returns on capital

      --   High quality of earnings

      --   Non-obsolescent products/services

      --   Dominant or growing market share

      --   Participation in a growing market

      --   Global presence and brand names

     Davis' goal is to invest in companies for the long term. Davis considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

     The portfolio may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Financial Services Trust may place any portion of its assets in:

      -- money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

      -- securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act.; and

      --   cash.

     When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Fixed Income Securities Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Non-Diversified Portfolios Risk              --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  Industry or Sector Investing Risk
             (Financial Services)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio concentrates its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a portfolio which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.96% (for the quarter ended 6/2003) and the lowest return was -15.36% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -17.9%     33.6%      10.4%       9.8%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                          One     Life of    Date First
                                                          Year   Portfolio   Available
                                                          ----   ---------   ----------
 Financial Services Trust
   Series I                                               9.78%    4.66%     04/30/2001
   Series NAV(A)                                          9.78%    4.66%     04/29/2005
 Lipper Financial Services Fund Index(A)                  5.93%    8.02%

(A) NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

     The Portfolio Managers are:

      -- Christopher C. Davis (since May, 2001). Mr. Davis, Chairman and Chief Executive Officer of Davis and a director and Chief Executive Officer, president or vice president of each of the Davis Funds, is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. He has served as a portfolio manager with Davis since 1995.

      -- Kenneth Charles Feinberg (since May, 2001). Mr. Feinberg is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. Since joining Davis in 1994, he has co-managed other equity funds advised by Davis and has also served as a research analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

HEALTH SCIENCES TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

     While the portfolio may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

     T. Rowe Price's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the portfolio may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

     In managing the Health Sciences Trust, T. Rowe Price uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the portfolio will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

     The Health Sciences Trust may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Health Sciences Trust holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Small and Medium Size Companies Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
             (including Emerging Markets Risk)            --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  Industry or Sector Investing Risk
             (Health Sciences)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. The portfolio may invest a considerable portion of assets in the same business, such as pharmaceuticals, or in related businesses such as hospital management and managed care. Moreover, companies in this segment are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.13% (for the quarter ended 6/2003) and the lowest return was -15.78% (for the quarter ended 6/2002).


--------------------------------------------------------------------------------

        -27.2%     36.2%      15.3%      12.5%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Health Sciences Trust
   Series I                                               12.50%     7.35%     04/30/2001
   Series NAV(B)                                          12.57%     7.36%     04/29/2005
 Lipper Health/Biotechnology Fund Index(A)                11.48%     6.38%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Since June 1, 2001, a portion of the Health Sciences Trust expenses were reimbursed.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Health Sciences Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Kris H. Jenner, M.D., D. Phil (since May, 2001). Dr. Jenner, who joined T. Rowe Price in 1997, is a Vice-President of T. Rowe Price and has been managing investments since 1998. From 1995-1997 he was a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School.

      -- The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

REAL ESTATE SECURITIES TRUST

SUBADVISER:  Deutsche Asset Management, Inc ("DeAM")

INVESTMENT OBJECTIVE:  To seek to achieve a combination of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies. Equity securities include common stock preferred stock and securities convertible into common stock.

     While DeAM is the Subadviser of the portfolio, the day-to-day activities of managing the portfolio have been delegated to RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF").

     A company is considered to be a real estate company if, in the opinion of DeAM RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the portfolio are attributed to the ownership, construction, management or sale of real estate.

     DeAM RREEF looks for real estate securities it believes will provide superior returns to the portfolio, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DeAM RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DeAM RREEF believes will be the most profitable to the portfolio. DeAM RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DeAM RREEF does not attempt to time the market.

     Description of REITs. A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     The portfolio may realize some short-term gains or losses if DeAM RREEF chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     Based on its recent practices, DeAM RREEF expects that the portfolio's assets will be invested primarily in equity REITs. In changing market conditions, the portfolio may invest in other types of REITs.

     Other Investments. When DeAM RREEF believes that it is prudent, the portfolio may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.)

     The portfolio may invest up to 10% of its total assets in securities of foreign real estate companies.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Real Estate Securities Trust may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Non-Diversified Portfolios Risk              --  Active Management Risk
         --  Real Estate Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.21% (for the quarter ended 12/1996) and the lowest return was -11.04% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

        34.7%      18.4%      -16.4%     -8.0%      25.7%       3.1%       2.6%      39.1%      32.0%      11.8%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 Real Estate Securities Trust
   Series I                                                11.85%    16.81%    12.86%     04/30/1987
   Series NAV(B)                                           11.94%    16.83%    12.87%     02/28/2005
 Morgan Stanley
   REIT Index(B)                                           12.13%    18.71%    14.35%

(A)On November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to this change. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

Deutsche Asset Management, Inc. ("DeAM")

     Deutsche Asset Management, Inc. ("DeAM"), located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

     RREEF America L.L.C., an investment management affiliate of Deutsche Asset Management, Inc. ("DeAM RREEF"), located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

      -- John F. Robertson, CFA, Partner of DeAM RREEF and Lead Manager of the portfolio

        - Joined DeAM RREEF in 1997 after 6 years of experience, most recently as an Assistant Vice President for Lincoln Investment Management, Inc., responsible for REIT research for the Delaware Pooled Trust Real Estate Fund.

      -- Jerry W. Ehlinger, CFA, Managing Director of DeAM RREEF and Manager of the portfolio

        - Joined DeAM RREEF in 2004 and has over 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

      -- Asad Kazim, Vice President of DeAM RREEF and Manager of the portfolio

        - Joined DeAM RREEF in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

      --   John W. Vojticek,  Partner of DeAM RREEF and Manager of the portfolio

        - Re-joined DeAM RREEF in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DeAM RREEF.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                  INDEX FUNDS

     SMALL CAP INDEX TRUST

     MID CAP INDEX TRUST

     TOTAL STOCK MARKET INDEX TRUST

     500 INDEX TRUST B (NAV Shares Only)

     SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each Index Trust managed by MFC Global (U.S.A.) attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, an Index Trust, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time. MFC Global (U.S.A.) will reflect those changes in the composition of the portfolio as soon as practicable.

----------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF INDEX AS OF
     PORTFOLIO          INVESTMENT OBJECTIVE         INVESTMENT STRATEGY*           DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------
Small Cap Index      To seek to approximate the   Invests, under normal        $105 million to $4.4
                     aggregate total return of a  market conditions, at least  billion
                     small cap U.S. domestic      80% of its net assets (plus
                     equity market index          any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the Russell
                                                  2000 Index and (b)
                                                  securities (which may or
                                                  may not be included in the
                                                  Russell 2000 Index) that
                                                  MFC Global (U.S.A.)
                                                  believes as a group will
                                                  behave in a manner similar
                                                  to the index.
Mid Cap Index        To seek to approximate the   Invests, under normal        $423 million to $14.6
                     aggregate total return of a  market conditions, at least  billion
                     mid cap U.S. domestic        80% of its net assets (plus
                     equity market index          any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the S&P 400
                                                  Index and (b) securities
                                                  (which may or may not be
                                                  included in the S&P 400
                                                  Index) that MFC Global
                                                  (U.S.A.) believes as a
                                                  group will behave in a
                                                  manner similar to the
                                                  index.

----------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF INDEX AS OF
     PORTFOLIO          INVESTMENT OBJECTIVE         INVESTMENT STRATEGY*           DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------
Total Stock Market   To seek to approximate the   Invests, under normal        Less than $1 million to
  Index              aggregate total return of a  market conditions, at least  $370 billion
                     broad U.S. domestic equity   80% of its net assets (plus
                     market index                 any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the Dow Jones
                                                  Wilshire 5000 Index and (b)
                                                  securities (which may or
                                                  may not be included in the
                                                  Dow Jones Wilshire 5000
                                                  Index) that MFC Global
                                                  (U.S.A.) believes as a
                                                  group will behave in a
                                                  manner similar to the
                                                  index.
500 Index B          To seek to approximate the   Invests, under normal        $768 million to $370
                     aggregate total return of a  market conditions, at least  billion.
                     broad U.S. domestic equity   80% of its net assets (plus
                     market index                 any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the S&P 500
                                                  Index and (b) securities
                                                  (which may or may not be
                                                  included in the S&P 500
                                                  Index) that MFC Global
                                                  (U.S.A.) believes as a
                                                  group will behave in a
                                                  manner similar to the
                                                  index.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

Use of Hedging and Other Strategic Transactions

     The Small Cap Index Trust and Total Stock Market may invest in Futures Contacts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

     The Mid Cap Index Trust and 500 Index Trust B may invest in Futures Contracts and Depository Receipts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

Principal Risks of Investing in the Index Trusts
     Risks Applicable to the Small Cap Index Trust, the Mid Cap Index Trust, the Total Stock Market Index Trust and the 500 Index Trust B

      -- Since the portfolios are not actively managed, each portfolio will generally reflect the performance of the index its attempts to track even in markets when this index does not perform well.

      -- The following factors may cause a portfolio to deviate from the performance of the index:

      -- The securities held by the portfolio may not be fully representative of the index.

      -- An index portfolio has operating expenses and transactions costs while an index does not.

      -- The size and timing of the portfolio's cash flows may result in the portfolio's performance being different than that of the index.

      -- Each of the portfolios may invest in derivatives. The risks of investing in derivatives are set forth under "Hedging and Other Strategic Transactions."

     Risks Applicable to the Small Cap Index Trust

      -- An investment in the Small Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Russell 2000 Index which are primarily small and mid cap securities. The risks of investing in equity securities and the risks of investing in small and mid cap securities (small and medium companies) are set forth below under "Risks of Investing in Certain Types of Securities."

     Risks Applicable to the Mid Cap Index Trust

      -- An investment in the Mid Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 400 Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

     Risks Applicable to the Total Stock Market Index Trust

      -- An investment in the Total Stock Market Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Dow Jones Wilshire 5000 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

     Risks Applicable to the 500 Index Trust B

      -- An investment in the 500 Index Trust B involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance(A, B, C)

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 22.77% (for the quarter ended 6/2003) and the lowest return was -21.83% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         1.5%      -21.5%     45.8%      17.3%       3.9%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Small Cap Index Trust
   Series I                                                 3.89%     7.21%     5.10%     05/01/2000
   Series NAV(B)                                            3.96%     7.22%     5.12%     04/29/2005
 Russell 2000 Index(A)                                      4.55%     8.22%     6.52%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.71% (for the quarter ended 12/2001) and the lowest return was -16.75% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -1.7%      -15.2%     34.6%      15.8%      12.0%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Mid Cap Index Trust
   Series I                                                12.02%     7.80%     8.16%     05/01/2000
   Series NAV(B)                                           12.08%     7.81%     8.17%     04/29/2005
 S&P Midcap 400 Index(A)                                   12.55%     8.60%     9.02%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.26% (for the quarter ended 6/2003) and the lowest return was -16.74% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -11.4%     -21.3%     30.5%      11.7%       5.7%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 Total Stock Market Index Trust
   Series I                                               5.69%   1.46%    -0.59%     05/01/2000
   Series NAV(B)                                          5.78%   1.47%    -0.57%     04/29/2005
 DJ Wilshire 5000 Index(A)                                6.32%   2.14%     0.11%

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.27% (for the quarter ended 12/1998) and the lowest return was -17.33% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        32.8%      28.4%      21.1%      -9.2%      -12.0%     -22.3%     28.4%      10.7%       4.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 500 Index Trust B
   Series NAV(A)                                          4.65%   0.35%     8.40%     05/01/1996
 S&P 500 Index(B)                                         4.91%   0.54%     8.80%

(A)The Series NAV shares of the 500 Index Trust B were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Equity Index Fund, the Trust's predecessor. These shares were first issued on May 1, 1996.
(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages each Index Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Managers are:

      -- Carson Jen (since 2003). Mr. Jen is Vice President, Index Operations at MFC Global Investment Management. Mr. Jen joined MFC Global (U.S.A.) in 1997, has a MBA from the University of Western Ontario, a BA Science (engineering) from the University of Toronto, and has a Certified Management Accounting designation.

      -- Narayan Ramani (since 2003). Mr. Ramani is an Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management. Mr. Ramani joined MFC Global (U.S.A.) in 1998, has a MBA from York University, a PH.D from the University of Brunswick, and is a Chartered Financial Analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Are Available for Sale)

SUBADVISER:  SSgA Funds Management, Inc. ("SSgA")

-----------------------------------------------------------------------------------------------------------
                                                                                 MARKET CAP OF INDEX AS OF
     PORTFOLIO           INVESTMENT OBJECTIVE         INVESTMENT STRATEGY*           DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------
International Equity  To seek to track the         Invests, under normal        $419 million to $219.5
  Index Trust B       performance of a             market conditions, at least  billion
                      broad-based equity index of  80% of its assets in
                      foreign companies primarily  securities listed in the
                      in developed countries and,  Morgan Stanley Capital
                      to a lesser extent, in       International All Country
                      emerging market countries.   World Excluding U.S. Index

*"MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The International Equity Index Trust B is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the Trust.

     The investment objective and policies of the International Equity Index Trust B are set forth above. The International Equity Index Trust differs from an actively managed portfolio. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The International Equity Index Trust attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the "MSCI ACW ex-US Index") by holding all, or a representative sample, of the securities that comprise the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the International Equity Index Trust, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The International Equity Index Trust invests, under normal market conditions, at least 80% of its assets in securities listed in the MSCI ACW ex-US Index, a well know international stock market index that invests in securities in developed and emerging market countries (but not the US).

     The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes as soon as practicable.

     The International Equity Index Trust is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the portfolio may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

     The portfolio may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the portfolio may invest in stock index futures to manage cash flow.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in the International Equity Index Trust

 -- Since the portfolio is not actively managed, it will generally reflect the performance of the MSCI ACW ex-US Index even in markets when this index does not perform well.

 -- The following factors may cause the portfolio to deviate from the performance of the index:

      -- The securities held by the portfolio may not be fully representative of the index.

      -- An index portfolio has operating expenses and transactions cots while an index does not.

      -- The size and timing of the portfolio's cash flows may result in the portfolio's performance being difference than that of the index.

 -- An investment in the portfolio involves risks similar to the risks of investing directly in the foreign equity securities in the MSCI ACW ex-US Index. The risks of investing in foreign securities and in equity securities are set forth under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth under "Hedging and Other Strategic Transactions."

Performance B (A, B, C)

International Equity Index Trust B

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 20.91% (for the quarter ended 12/1998) and the lowest return was -20.18% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         9.2%      -5.0%      20.8%      30.9%      -17.4%     -20.3%     -15.2%     42.0%      20.2%      16.6%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Ten     Life of    Date First
                                                           Year    Year    Year    Portfolio   Available
 International Equity
   Index Trust B Series NAV(A)                            16.56%   6.12%   6.18%    19.68%     05/02/1988
 Combined Index(B, C)                                     17.78%   6.84%   7.32%    18.85%
 MSCI AC World ex USA Index(B)                            17.11%   1.32%   3.74%    19.37%

(A)The Series NAV shares of the International Equity Index Trust B were first issued on March 25, 2004 in connection with the Trust's acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the NAV shares of the JHVST International Equity Index Fund, the Trust's predecessor. These shares were first issued on May 2, 1988.
(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.
(C)The Combined Index represents the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); MSCI ACW Free ex US (after November, 2003).

SUBADVISER AND PORTFOLIO MANAGERS

     SSgA Funds Management, Inc. ("SSgA") manages the International Equity Index Trust. SSgA, located at One Lincoln Street, Boston, Massachusetts 02111, is owned by State Street Corporation, a financial services holding company. SSgA and its predecessor have been managing investments since 1978.

     The Portfolio Managers are:

      -- Jeffrey Beach (since 2005). Mr. Beach has been employed by SSgA (and its predecessors) since 1986. (lead portfolio manager)

      -- Tom Coleman (since 2005). Mr. Coleman has been employed by SSgA since 1998.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

BOND INDEX TRUST B

(NAV Shares Only)

SUBADVISER:  Declaration Management & Research LLC ("Declaration")

--------------------------------------------------------------------------------------------------------
    PORTFOLIO                 INVESTMENT OBJECTIVE                        INVESTMENT STRATEGY
--------------------------------------------------------------------------------------------------------
Bond Index Trust B  To seek to track the performance of the    Invests, under normal market conditions,
                    Lehman Brothers Aggregate Bond Index       at least 80% of its assets in securities
                    (which represents the U.S. investment      listed in the Lehman Index
                    grade bond market

     The investment objective and policies of the Bond Index Trust B are set forth above. Bond Index Trust B differs from actively managed portfolios. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Bond Index Trust B attempts to match the performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Index") by holding a representative sample of the securities that comprise the Lehman Index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, Bond Index Trust B, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     Bond Index Trust B is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

     The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

     The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

      --   U.S. Treasury and agency securities;

      -- Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      --   Corporate bonds, both U.S. and foreign (if dollar denominated); and

      --   Foreign government and agency securities (if dollar denominated).

     The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

     The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

     The portfolio may purchase other types of securities that are not primary investment vehicles. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in the Bond Index Trust

 -- Since the portfolio is not actively managed, it will generally reflect the performance of the Lehman Index even in markets when this index does not perform well.

 -- The following factors may cause the portfolio to deviate from the performance of the index:

      -- The securities held by the portfolio may not be fully representative of the index.

      -- An index portfolio has operating expenses and transactions cots while an index does not.

      -- The size and timing of the portfolio's cash flows may result in the portfolio's performance being difference than that of the index.

 -- An investment in the portfolio involves risks similar to the risks of investing directly in the fixed income securities in the Lehman Index. The risks of investing in fixed income securities are set forth under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest in foreign bonds. The risks of investing in foreign securities are set forth under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest in mortgage-backed securities. The risks of investing in mortgage-backed securities are set forth under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth under "Hedging and Other Strategic Transactions."

Performance (A, B, C, D)

Bond Index Trust B

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 4.81% (for the quarter ended 9/2002) and the lowest return was -2.52% (for the quarter ended 6/2004).

--------------------------------------------------------------------------------

        -2.6%      11.8%       7.8%      10.0%       3.6%       4.0%       2.4%
         1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Bond Index Trust B
   Series NAV(A)                                            2.39%     5.51%     5.67%     04/30/1998
 Combined Index(B, C)                                       2.43%     5.88%     6.04%
 Lehman Brothers Aggregate Bond Index(B)                    2.43%     5.87%     5.99%

(A)The Series NAV shares of the Bond Index Trust B were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Bond Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Bond Index Fund, the Trust's predecessor. These shares were first issued on April 30, 1998.
(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.
(C)The Combined Index represents the Lehman Brothers Government/Credit Bond Index from May 1998 to January 2001; and the Lehman Brothers Aggregate Bond Index from February 2001 and thereafter.
(D)Current subadvisors assignment became effective April 29, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     Declaration Management & Research LLC ("Declaration") manages the Bond Index Trust. Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is a wholly-owned subsidiary of Independence Declaration Holdings LLC ("Independence Holdings") which, in turn, is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117 and JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by an investment team overseen by:

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration Management in 1991 and is a Senior Vice President.

      -- Peter Farley (since 2005). Mr. Farley joined Declaration Management in 1996 and is a Vice President.

     The Trust's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the portfolios.

                          ADDITIONAL INFORMATION ABOUT

                          THE PORTFOLIOS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED PORTFOLIOS

     Definition of Non-Diversified. Any portfolio that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not, as to 75% of its assets, invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     Value Investing Risk. Some portfolios purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The portfolios bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

     Growth Investing Risk. Some portfolios purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because their subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A portfolio's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

FIXED INCOME SECURITIES

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

     Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED INCOME SECURITIES

     Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

 -- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

 -- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

 -- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

 -- Dependence on Subadviser's Own Credit Analysis. While a subadviser to a portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities
     Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income
Securities
     Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

 -- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

 -- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

 -- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

 -- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

 -- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

 -- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

 -- Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (of the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

 -- Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

 -- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

 -- Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

 -- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

 -- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

INVESTMENT COMPANY SECURITIES

     Certain of the portfolios may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the Statement of Information for further information regarding investments in other investments companies.

EXCHANGE TRADED FUNDS (ETFS)

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

STRIPPED SECURITIES

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the portfolio and not the purchase of shares of the portfolio.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. The portfolio may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the

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portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

REAL ESTATE SECURITIES

     Investing in securities of companies in the real estate industry subjects a portfolio to the risks associated with the direct ownership of real estate. These risks include:

 --   Declines in the value of real estate;      --   Change in zoning laws;
 --   Risks related to general and local         --   Losses due to costs resulting from the
      economic conditions;                            clean-up of environmental problems;
 --   Possible lack of availability of mortgage  --   Liability to third parties for damages
      funds;                                          resulting from environmental problems;
 --   Overbuilding;                              --   Casualty or condemnation losses;
 --   Extended vacancies of properties;          --   Limitations on rents;
 --   Increased competition;                     --   Changes in neighborhood values and the
 --   Increases in property taxes and operating       appeal of properties to tenants; and
      expenses;                                  --   Changes in interest rates.

     Therefore, for a portfolio investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the portfolio's shares may change at different rates compared to the value of shares of a portfolio with investments in a mix of different industries.

     Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

INDUSTRY OR SECTOR INVESTING

     When a portfolio's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated portfolios tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a portfolio which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Technology Related Risk. A portfolio investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseason company described above under "Small and Medium Sized Companies."

     Financial Services Industry. A portfolio investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

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

     Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

     Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

IPOS ("INITIAL PUBLIC OFFERINGS")

     Certain portfolios may invest a portion of their assets in shares of initial public offerings ("IPOs"). IPOs may have a magnified impact on the performance of a portfolio with a small asset base. The impact of IPOs on a portfolio's performance likely will decrease as the portfolio's asset size increases, which could reduce the portfolio's returns. IPOs may not be consistently available to a portfolio for investing, particularly as the portfolio's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a portfolio may hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses for a portfolio, such as commissions and transaction costs. In

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

addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

LIQUIDITY RISK

     A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

ACTIVE MANAGEMENT RISK

     Most portfolios (other than index funds) are actively managed by their subadvisers. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

ISSUER RISK

     An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

DERIVATIVE RISK

     See "Hedging and Other Strategic Transactions" below.

HIGH PORTFOLIO TURNOVER RISK

     A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. The portfolio turnover rate of each of the Trust's funds may vary from year to year, as well as within a year. Portfolio turnover rates are set forth in the Financial Highlights included for each fund. See also "Portfolio Turnover" in the Statement of Additional Information.

SHORT SALE RISK

     See "Short Sales" below.

                               ------------------

     Additional risks of investing in the types of securities mentioned above are contained in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, each of the portfolios of the Trust offered by this Prospectus may use the following investment strategies and purchase the following types of securities.

LENDING OF PORTFOLIO SECURITIES

     Each portfolio, except each American Fund, may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the

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

collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each of the portfolios, except each American Fund, may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. GOVERNMENT SECURITIES

     Certain of the portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

REPURCHASE AGREEMENTS

     Each of the portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     Each portfolio of the Trust, except each American Fund, may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

FOREIGN REPURCHASE AGREEMENTS

     Certain Trust portfolios may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

MORTGAGE DOLLAR ROLLS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust, except each American Fund, may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

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

     At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

WARRANTS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust, except each American Fund, may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

     Each portfolio of the Trust is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     Unless otherwise explicitly prohibited in the description of a portfolio, each of the portfolios of the Trust, except each American Fund, may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

SHORT SALES

     Certain of the portfolios may make short sales of securities. This means a portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The portfolio generally borrows the security to deliver to the buyer in a short sale. The portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security. Certain of the portfolios may also make short sales "against the box." In a short sale against the box, at the time of sale, the portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a portfolio closes its short position or replaces a borrowed security, the portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

LOAN PARTICIPATIONS

     Certain of the portfolios may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

                               ------------------

     These investment strategies and securities are described further in the Statement of Additional Information.

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

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Individual portfolios may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used are described below:

      -- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

      --   financial futures contracts (including stock index futures),

      --   interest rate transactions,*

      --   currency transactions**

      -- Swaps (including interest rate, index, equity, credit default swaps and currency swaps)

      --   Structured notes, including hybrid or "index" securities

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus of each portfolio (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the portfolio.

* A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

**A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used for the following purposes:

      -- to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations,

      -- to protect a portfolio's unrealized gains in the value of its securities,

      -- to facilitate the sale of a portfolio's securities for investment purposes,

      -- to manage the effective maturity or duration of a portfolio's securities or

      -- to establish a position in the derivatives markets as a method of gaining exposure to a particular market.

      -- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. Even if a Subadviser only use Hedging and Other Strategic Transactions in a portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the portfolio. These transactions may also increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                            MANAGEMENT OF THE TRUST

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Trust. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial

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

Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates Subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the Subadvisers. In this connection, the Adviser (i) monitors the compliance of the Subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the Subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each portfolio of the Trust offered by this Prospectus (except those listed below) is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005. A discussion regarding the basis for the Board of Trustees' approval of the amendment to the advisory agreement for the High Yield Trust and U.S. Government Securities Trust will be available in the Trust's semi annual report to shareholders for the year ended June 30, 2006.

     The Trust has received an order from the SEC permitting the Adviser to appoint a Subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change Subadvisers or the fees paid to Subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a Subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. On September 22-23, 2005, the Trustees of the Trust approved an amendment to the Trust's advisory agreement changing the method of calculating the advisory fees of most Trust portfolios. This change, which is described below, became effective October 14, 2005.

     Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Trust portfolio's net assets. Under the advisory agreement as amended, the amount of the advisory fee for most portfolios is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios.

     Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The following tables presents a schedule of the management fees each portfolio currently is obligated to pay the Adviser, either as an annual percentage of the current value of the portfolio's net assets or as a percentage of Aggregate Net Assets.

   PORTFOLIOS WHERE NET ASSETS AGGREGATED WITH NET ASSETS OF OTHER PORTFOLIOS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                                                       BETWEEN             BETWEEN
                                                      FIRST        $300 MILLION AND    $500 MILLION AND     EXCESS OVER
                                                   $300 MILLION    $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                                   OF AGGREGATE     AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                                           NET ASSETS          ASSETS              ASSETS          NET ASSETS
---------                                          ------------    ----------------    ----------------    -------------
Capital Appreciation(1)..........................     0.850%            0.800%              0.700%             0.670%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of the Trust, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
Blue Chip Growth(1)..............      0.825%            0.825%              0.825%              0.825%             0.800%
Equity-Income(2).................      0.825%            0.825%              0.825%              0.825%             0.800%
High Yield(3)....................      0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of the Trust, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of the Trust, and the Equity-Income Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of the Trust, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
Health Sciences(1)...............      1.050%            1.050%              1.050%              1.000%             1.000%
Mid Cap Stock(2).................      0.875%            0.875%              0.850%              0.825%             0.825%
Mid Value(3).....................      1.050%            0.950%              0.950%              0.950%             0.950%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of the Trust, and the Health Sciences Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of the Trust, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Value Trust, a series of the Trust, and the Mid Cap Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION       $200 MILLION      $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE       OF AGGREGATE       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS         NET ASSETS            ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
Real Estate Securities(1)........      0.700%            0.700%              0.700%              0.700%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of the Trust, and the Real Estate Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $250 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
Financial Services(1)............      0.850%            0.800%              0.800%              0.750%             0.750%
Mid Cap Index(2).................      0.490%            0.490%              0.480%              0.460%             0.460%
Small Cap Index(3)...............      0.490%            0.490%              0.480%              0.460%             0.460%
Total Stock Market Index(4)......      0.490%            0.490%              0.480%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of the Trust, and the Financial Services Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of the Trust, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of the Trust, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of the Trust, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        --------------     ---------------     ----------------    ----------------     -------------
U.S. Government
  Securities(1)................       0.620%             0.620%              0.620%              0.550%              0.550%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of the Trust, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $100 MILLION AND    $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $100 MILLION OF    $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        ---------------    ----------------    ----------------    ----------------     -------------
Small Cap Growth(1)............       1.100%             1.050%              1.050%              1.050%              1.050%
Small Cap Value(2).............       1.100%             1.050%              1.050%              1.050%              1.050%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of the Trust, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of the Trust, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $100 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $100 MILLION OF     $250 MILLION OF     $250 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS
---------                        --------------     ---------------     ----------------    ---------------
Short-Term Bond(1).............       0.600%             0.600%              0.575%              0.550%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Short-Term Bond Trust, a series of the Trust, and the Short-Term Fund, a series of John Hancock Funds II, are included.

  PORTFOLIOS WHERE NET ASSETS NOT AGGREGATED WITH NET ASSETS OTHER PORTFOLIOS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                     ALL ASSET
PORTFOLIO                             LEVELS
---------                            ---------
Active Bond.....................       0.600%
Global Bond.....................       0.700%
Managed Trust...................       0.690%
Total Return....................       0.700%
Bond Index B....................       0.470%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        --------------     ---------------     ----------------    ----------------     -------------
Growth & Income (formerly
  Growth & Income II)..........       0.675%             0.675%              0.675%              0.675%              0.675%

                                                        BETWEEN             BETWEEN
                                      FIRST         $100 MILLION AND    $300 MILLION AND      EXCESS OVER
PORTFOLIO                         $100 MILLION        $300 MILLION        $500 MILLION        $500 MILLION
---------                         ------------      ----------------    ----------------      ------------
Overseas Equity................       1.050%             1.050%              0.900%              0.850%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
PORTFOLIO                          $50 MILLION        $200 MILLION        $500 MILLION         $1 BILLION         $1 BILLION
---------                          -----------      ---------------     ----------------    ----------------      -----------
Money Market B.................       0.500%             0.500%              0.500%              0.470%              0.470%
500 Index B....................       0.470%             0.470%              0.470%              0.460%              0.460%

                                      FIRST            EXCESS OF
PORTFOLIO                         $100 MILLION        $100 MILLION
---------                         ------------        ------------
International Equity Index B...       0.550%             0.530%

     The following table presents the investment advisory fee paid by each portfolio of the Trust for the year ended December 31, 2005.

                                                                ADVISORY FEE AS A
PORTFOLIO                                                         DOLLAR AMOUNT
---------                                                       -----------------
500 Index Trust B...........................................      $  3,819,670
Active Bond Trust*..........................................         8,939,172
Blue Chip Growth Trust......................................        17,653,311
Bond Index Trust B..........................................           681,312
Capital Appreciation Trust..................................         2,574,514
Equity-Income Trust*........................................        18,776,556
Financial Services Trust....................................         1,060,684
Global Bond Trust...........................................         6,283,587
Growth & Income Trust (formerly, Growth & Trust II).........        14,400,563
Health Sciences Trust.......................................         2,148,480
High Yield Trust............................................         9,837,898
International Equity Index Trust B..........................         1,254,366
Managed Trust...............................................        13,851,727
Mid Cap Index Trust.........................................         1,272,121
Mid Cap Stock Trust.........................................         6,855,294
Mid Value Trust.............................................         1,645,060
Money Market Trust B........................................         1,964,984
Overseas Equity Trust.......................................         2,431,998
Real Estate Securities Trust................................         7,953,455
Short-Term Bond Trust.......................................         1,373,402
Small Cap Growth Trust......................................         2,355,220

                                                                ADVISORY FEE AS A
PORTFOLIO                                                         DOLLAR AMOUNT
---------                                                       -----------------
Small Cap Value Trust.......................................      $  2,720,962
Small Cap Index Trust.......................................         1,206,536
Total Return Trust..........................................        10,278,843
Total Stock Market Index Trust..............................         1,570,595
U.S. Government Securities Trust............................         3,951,607
Total for all Portfolios covered by this Prospectus.........      $146,861,917

*On April 29, 2005, the following portfolio combinations occurred:

ACQUIRED PORTFOLIO                           ACQUIRING PORTFOLIO
------------------                           -------------------
Aggressive Growth Trust                Mid Cap Stock Trust
Diversified Bond Trust                 Active Bond Trust
Equity Index Trust                     500 Index Trust B

ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

     Advisory Fee Waiver for All Portfolios of the Trust Except Those Noted Below. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the "Participating Portfolios") as set forth below (the "Reimbursement"). The Participating Portfolios include all portfolios of the Trust covered by this Prospectus except the following:

     Money Market Trust B

     500 Index Trust B

     International Equity Index Trust B

     Bond Index Trust B

     The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

Blue Chip Growth, Equity-Income, Health Sciences and Mid Value Trusts.

     T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction is as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS        FEE REDUCTION
-----------------------------------------------------------     --------------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Over $750 million...........................................             5.0%

     Effective November 1, 2006, the percentage reduction will be as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS        FEE REDUCTION
-----------------------------------------------------------     --------------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Next $750 million...........................................             5.0%
Excess over $1.5 billion....................................             7.5%

     The Adviser has also voluntarily agreed to reduce the advisory fee for each
T. Rowe Portfolio by the amount that the subadvisory fee is reduced.

     This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

     Financial Services Trust. The advisory fees for the Financial Services Trust currently are as follows:

                                                                               BETWEEN
                                                                             $50 MILLION
                                                               FIRST $50         AND         EXCESS OVER
PORTFOLIO                                                      MILLION*     $500 MILLION*   $500 MILLION*
---------                                                     -----------   -------------   -------------
Financial Services..........................................     0.90%           0.85%          0.80%

*as a percentage of average annual net assets.

     For periods prior to October 14, 2005, the Adviser voluntarily agreed to reduce its advisory fee for the Financial Services Trust to the amounts shown below. These advisory fee waivers could be terminated at any time.

                                                                                BETWEEN
                                                                              $50 MILLION
                                                               FIRST $50          AND         EXCESS OVER
PORTFOLIO                                                       MILLION*     $500 MILLION*   $500 MILLION*
---------                                                     ------------   -------------   -------------
Financial Services..........................................      0.85%          0.80%           0.75%

*as a percentage of average annual net assets.

     Effective October 14, 2005, the advisory fees for the Financial Services Trust were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated. In addition, the administrative service agreement between the Adviser and Davis Selected Advisers, L.P. ("Davis"), the subadviser to this portfolio, whereby Davis paid the Adviser 0.05% of the average annual net assets of the portfolio (on an annualized basis) to defray a portion of the expense of providing continuing administrative services and investor support services to the portfolio, was eliminated.

     All Portfolios Except the Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, and Bond Index Trust B (the "Excluded Portfolios"). The Adviser has agreed to reduce its advisory fee for a class of shares of a portfolio of the Trust in an amount equal to the amount by which the Expenses of such class of the portfolio exceed the Expense Limit set forth below and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees,
(e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

EXPENSE LIMIT (AS A PERCENTAGE OF THE AVERAGE ANNUAL NET ASSETS OF THE PORTFOLIO ATTRIBUTABLE TO THE CLASS)
     - 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and the Total Stock Market Index Trust,
     -  0.75% in the case of the Global Bond Trust, and Overseas Equity Trust,
     - 0.50% in the case of all other portfolios except the Excluded Portfolios noted above.

     These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense limitation may be terminated any time.

     Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Bond Index Trust B. The Trust sells these portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each portfolio is subject to an expense cap pursuant to an agreement between the Trust and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the portfolio) in an amount so that the rate of the portfolio's "Annual Operating Expenses" does not exceed the rate noted in the table below under "Net Trust Annual Expenses." A portfolio's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the portfolio not incurred in the ordinary course of the portfolio's business. Under the Agreement, the Adviser's obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2007 and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

                                                               NET TRUST
                                                                ANNUAL
TRUST PORTFOLIO                                                EXPENSES
---------------                                                ---------
Money Market Trust B........................................     0.28%
500 Index Trust B...........................................     0.25%
International Equity Index Trust B..........................     0.34%
Bond Index Trust B..........................................     0.25%

SUBADVISORY ARRANGEMENTS

     Under the terms of each of the Subadvisory Agreements, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

     A discussion regarding the basis for the Board of Trustees' approval of each subadvisory agreement (except those noted below) is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005. A discussion regarding the basis for the Board of Trustees' approval of the subadvisory agreements for the High Yield Trust and U.S. Government Securities Trust and the Sub-Subadvisory Agreement for the Real Estate Securities Trust will be available in the Trust's semi annual report to shareholders for the year ended June 30, 2006.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

     The Trust may issue five classes of shares, NAV Shares, Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

     The expenses of each portfolio of the Trust are borne by its Series I, Series II, Series III, Series IIIA and NAV shares (as applicable) based on the net assets of the portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each portfolio include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each portfolio determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of each portfolio have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12B-1 PLANS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each portfolio are subject to a Rule 12b-1 fee of .05% of Series I share average daily net assets.

     Rule 12b-1 fees will be paid to the Trust's Distributor, John Hancock Distributors, LLC (formerly, Manulife Financial Securities LLC), or any successor thereto.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                              GENERAL INFORMATION

TAXES

     The following is a summary of some important tax issues that affect the Trust and the Portfolios. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of the Trust or the Portfolios. More information about taxes is located in the Statement of Additional Information under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92
(no direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      -- would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      -- the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

FOREIGN INVESTMENTS

     Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

                               ------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

     The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each portfolio except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      -- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      -- an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

      -- the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

     The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

          (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset values per share of all portfolios, except the Money Market Trust, are computed by:

          (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

     Valuation of Securities. Securities held by each of the portfolios, except securities held by the Money Market Trust and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis.

DISRUPTIVE SHORT TERM TRADING

     None of the Trust's portfolios are designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's portfolios for long-term investment purposes only.

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and the Trust seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a portfolio's holdings, and the time when that change is reflected in the net asset value of the portfolio's shares, the portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net assets values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's portfolios by contract holders in their insurance products.

     Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of portfolio shares by multiple investors are aggregated for presentation to a portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target portfolios with the following types of investments:

          1. Portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The following Trust portfolios offered by this Prospectus have significant investments in foreign securities:

            Overseas Equity Trust

          2. Portfolios with significant investments in high yield securities that are infrequently traded. The following Trust portfolios offered by this Prospectus have significant investments in high yield securities:

            High Yield Trust

          3. Portfolios with significant investments in small cap securities. The following portfolios offered by this Prospectus have significant investments in small cap securities:

            Small Cap Growth Trust
            Small Cap Value Trust

     Market timers may also target portfolios with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

     The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF THE TRUST

     Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans ("Qualified Plans"). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table below for each portfolio is intended to help investors understand the financial performance of the portfolio for the past five years (or since inception in the case of a portfolio in operation for less than five years. Certain information reflects financial results for a single share of a Trust portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Trust portfolio (assuming reinvestment of all dividends and distributions).

     The financial statements of the Trust as of December 31, 2005, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Trust's financial statements, in the Trust's annual report which has been incorporated by reference into the Statement of Additional Information and is available upon request.

     On April 29, 2005, each of the following funds of John Hancock Variable Series Trust I ("JHVST") reorganized as the indicated, corresponding Trust portfolio. For each of these Trust portfolios, financial highlights for periods prior to January 1, 2005 are presented for the predecessor JHVST fund which have been audited by Ernst & Young LLP, independent registered public accounting firm.

JHVST FUND                                            CORRESPONDING TRUST PORTFOLIO
----------                                            -----------------------------
International Equity Index Fund -- NAV Shares         International Equity Index Trust B
Bond Index Fund                                       Bond Index Trust B
Equity Index Fund                                     500 Index Trust B
Money Market Fund                                     Money Market Trust B
Mid Cap Value Fund B                                  Mid Value Trust
Small Cap Value Fund                                  Small Cap Value Trust
Small Cap Emerging Growth Fund                        Small Cap Growth Trust
Overseas Equity Fund B                                Overseas Equity Trust
Active Bond Fund                                      Active Bond Trust
Short-Term Bond Fund                                  Short-Term Bond Trust
Managed Fund                                          Managed Trust

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                            500 INDEX B
                         --------------------------------------------------
                                             SERIES NAV
                         --------------------------------------------------
                                      YEARS ENDED DECEMBER 31,
                         --------------------------------------------------
                         2005(F)   2004(G)   2003(E)(G)   2002(G)   2001(G)
                         -------   -------   ----------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 15.42   $ 14.18   $    11.36   $ 14.85   $ 17.64
Net investment income
(loss)                    0.25(H)     0.27         0.20      0.16      0.19
Net realized and
unrealized gain (loss)
on investments              0.46      1.23         3.00     (3.48)    (2.30)
                         -------   -------   ----------   -------   -------
Total from investment
operations                  0.71      1.50         3.20     (3.32)    (2.11)
                         -------   -------   ----------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.07)    (0.26)       (0.37)    (0.11)    (0.19)
From net realized gain     (0.19)        -            -     (0.06)    (0.49)
From capital paid-in           -         -        (0.01)        -         -
                         -------   -------   ----------   -------   -------
                           (0.26)    (0.26)       (0.38)    (0.17)    (0.68)
                         -------   -------   ----------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 15.87   $ 15.42   $    14.18   $ 11.36   $ 14.85
                         =======   =======   ==========   =======   =======
       TOTAL RETURN
       (%)(K)             4.65(L)    10.70        28.42    (22.31)   (11.98)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)      $1,110      $842         $682      $466      $539
Ratio of net expenses
to average net assets
(%)                         0.24      0.22         0.21      0.23      0.20
Ratio of gross
expenses to average
net assets (%)            0.43(P)     0.22         0.21      0.23      0.20
Ratio of net
investment income
(loss) to average net
assets (%)                  1.65      1.85         1.59      1.39      1.20
Portfolio turnover (%)      13(X)       14            5        11      18(X)

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the periods shown.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                 ACTIVE BOND
                         ---------------------------
                           SERIES I      SERIES II
                         ------------   ------------
                          YEAR ENDED     YEAR ENDED
                         DECEMBER 31,   DECEMBER 31,
                           2005(A)        2005(A)
                         ------------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD       $   9.60           $9.60
Net investment income
 (loss)(H)                     0.29            0.28
Net realized and
unrealized gain (loss)
on investments                (0.14)          (0.14)
                           --------       ---------
Total from investment
 operations                    0.15            0.14
                           --------       ---------
LESS DISTRIBUTIONS
From net investment
 income
From net realized gain        (0.02)          (0.02)
                           --------       ---------
                              (0.02)          (0.02)
                           --------       ---------
NET ASSET VALUE, END
 OF PERIOD                 $   9.73           $9.72
                           ========       =========
       TOTAL RETURN
        (%)(K)               1.59(M)         1.49(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)          $166            $559
Ratio of net expenses
 to average net assets
 (%)                         0.72(R)         0.92(R)
Ratio of net
investment income
(loss) to average net
assets (%)                   4.33(R)         4.25(R)
Portfolio turnover (%)        305(X)          305(X)

                                              ACTIVE BOND
                        --------------------------------------------------------

                                               SERIES NAV
                        --------------------------------------------------------
                                        YEARS ENDED DECEMBER 31,
                        --------------------------------------------------------
                         2005(F)     2004(G)     2003(G)     2002(G)    2001(G)
                        ---------   ---------   ---------   ---------   --------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD        $9.63       $9.64       $9.70       $9.55      $9.44
Net investment income
 (loss)(H)                   0.43(H)      0.34       0.43        0.50       0.58
Net realized and
unrealized gain (loss)
on investments              (0.19)       0.11        0.18        0.18       0.11
                        ---------   ---------   ---------   ---------   --------
Total from investment
 operations                  0.24        0.45        0.61        0.68       0.69
                        ---------   ---------   ---------   ---------   --------
LESS DISTRIBUTIONS
From net investment
 income                     (0.12)      (0.34)      (0.43)      (0.53)     (0.58)
From net realized gain      (0.02)      (0.12)      (0.24)          -          -
                        ---------   ---------   ---------   ---------   --------
                            (0.14)      (0.46)      (0.67)      (0.53)     (0.58)
                        ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, END
 OF PERIOD                  $9.73       $9.63       $9.64       $9.70      $9.55
                        =========   =========   =========   =========   ========
       TOTAL RETURN
        (%)(K)               2.54        4.75        6.48        7.25       7.48
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)      $1,220      $1,002      $1,056        $987       $948
Ratio of net expenses
 to average net assets
 (%)                         0.70        0.70        0.70        0.69       0.67
Ratio of net
investment income
(loss) to average net
assets (%)                   4.41        3.56        4.42        5.24    5.97(U)
Portfolio turnover (%)     305(X)         444      466(X)         291     207(X)

(A)  Series I and Series II shares began operations on 4-29-05.
(F) Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.
(U) Had the Portfolio not amortized premiums and accreted discounts on debt securities, the ratio of net investment income to average net assets would have been 6.28% for the year ended 12-31-01.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  BLUE CHIP GROWTH
                                -----------------------------------------------------
                                                      SERIES I
                                -----------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                                -----------------------------------------------------
                                 2005       2004        2003         2002        2001
                                ------     -------     ------       ------       ----
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $16.86     $ 15.48     $11.99       $15.83       $20.13
Net investment income
(loss)(H)                         0.04        0.08       0.02         0.01          -(J)
Net realized and unrealized
gain (loss) on investments        0.90        1.32       3.48        (3.85)       (2.97)
                                ------     -------     ------       ------       ------

Total from investment
operations                        0.94        1.40       3.50        (3.84)       (2.97)
                                ------     -------     ------       ------       ------

LESS DISTRIBUTIONS
From net investment income       (0.07)      (0.02)     (0.01)           -            -
From net realized gain               -           -          -            -        (1.33)
                                ------     -------     ------       ------       ------

                                 (0.07)      (0.02)     (0.01)           -        (1.33)
                                ------     -------     ------       ------       ------

NET ASSET VALUE, END OF PERIOD  $17.73     $ 16.86     $15.48       $11.99       $15.83
                                ======     =======     ======       ======       ======

       TOTAL RETURN (%)(K)(L)     5.60        9.03      29.17       (24.26)      (14.61)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                         $769      $1,309     $1,291       $1,093       $1,633
Ratio of net expenses to
average net assets (%)            0.89        0.88       0.90         0.91         0.92
Ratio of gross expenses to
average net assets (%)(P)         0.92        0.91       0.92         0.93         0.93
Ratio of net investment income
(loss) to average net assets
(%)                               0.24        0.53       0.15         0.05          -(J)
Portfolio turnover (%)             65(X)        31         35           39           48

                                            BLUE CHIP GROWTH
                                -----------------------------------------
                                                SERIES II
                                -----------------------------------------
                                        YEARS ENDED DECEMBER 31,
                                -----------------------------------------
                                 2005        2004       2003      2002(A)
                                -------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $ 16.78     $15.43     $11.98     $ 15.53
Net investment income
(loss)(H)                          0.01       0.07         -(J)        -(J)
Net realized and unrealized
gain (loss) on investments         0.89       1.29       3.47       (3.55)
                                -------     ------     ------     -------
Total from investment
operations                         0.90       1.36       3.47       (3.55)
                                -------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income            -      (0.01)     (0.02)          -
From net realized gain                -          -          -           -
                                -------     ------     ------     -------
                                      -      (0.01)     (0.02)          -
                                -------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD  $ 17.68     $16.78     $15.43     $ 11.98
                                =======     ======     ======     =======
       TOTAL RETURN (%)(K)(L)      5.36       8.83      29.02      (22.86)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                          $181       $471       $205         $61
Ratio of net expenses to
average net assets (%)             1.09       1.08       1.10       1.11(R)
Ratio of gross expenses to
average net assets (%)(P)          1.12       1.11       1.12       1.13(R)
Ratio of net investment income
(loss) to average net assets
(%)                                0.04       0.47      (0.03)      (0.01)(R)
Portfolio turnover (%)              65(X)       31         35          39

                                                                             BLUE CHIP GROWTH
                                                              ----------------------------------------------
                                                                      SERIES III                 SERIES NAV
                                                              -----------------------------     ------------
                                                                                                  YEAR ENDED
                                                                   YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                                              ------------------------------     ------------
                                                               2005        2004      2003(A)       2005(A)
                                                              ------      ------     -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.80      $15.48     $14.36        $ 16.32
Net investment income (loss)(H)                                (0.02)       0.11       0.01           0.04
Net realized and unrealized gain (loss) on investments          0.90        1.25       1.11           1.45
                                                              ------      ------     ------        -------
                                                                0.88        1.36       1.12           1.49
Total from investment operations                              ------      ------     ------        -------

LESS DISTRIBUTIONS
From net investment income                                     (0.04)       (0.04)         -          (0.10)
From net realized gain                                             -            -          -              -
                                                              ------       ------     ------        -------
                                                               (0.04)       (0.04)         -          (0.10)
                                                              ------       ------     ------        -------
NET ASSET VALUE, END OF PERIOD                                $17.64       $16.80     $15.48        $ 17.71
                                                              ======       ======     ======        =======
       TOTAL RETURN (%)(K)(L)                                   5.26         8.79      7.80(M)        9.19(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1           $1         -(O)       $1,480
Ratio of net expenses to average net assets (%)                 1.25         1.23      1.25(R)        0.84(R)
Ratio of gross expenses to average net assets (%)(P)            1.98         2.69     19.68(R)        0.87(R)
Ratio of net investment income (loss) to average net assets
(%)                                                            (0.13)        0.73      0.12(R)        0.28(R)
Portfolio turnover (%)                                           65(X)         31         35            65(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                            BOND INDEX B
                         --------------------------------------------------
                                             SERIES NAV
                         --------------------------------------------------
                                      YEARS ENDED DECEMBER 31,
                         --------------------------------------------------
                         2005(F)   2004(G)   2003(E)(G)   2002(G)   2001(G)
                         -------   -------   ----------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 10.05   $ 10.13   $    10.30   $  9.89   $  9.74
Net investment income
(loss)                    0.46(H)     0.46         0.48      0.54      0.57
Net realized and
unrealized gain (loss)
on investments             (0.22)    (0.06)       (0.12)     0.42      0.17
                         -------   -------   ----------   -------   -------
Total from investment
operations                  0.24      0.40         0.36      0.96      0.74
                         -------   -------   ----------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.16)    (0.46)       (0.45)    (0.53)    (0.58)
From net realized gain         -     (0.02)       (0.05)    (0.01)    (0.01)
From capital paid-in           -         -(S)      (0.03)   (0.01)        -
                         -------   -------   ----------   -------   -------
                           (0.16)    (0.48)       (0.53)    (0.55)    (0.59)
                         -------   -------   ----------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 10.13   $ 10.05   $    10.13   $ 10.30   $  9.89
                         =======   =======   ==========   =======   =======
TOTAL RETURN (%)(K)       2.39(L)   4.05(L)        3.60    9.95(L)     7.76
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $182      $202         $216      $208      $129
Ratio of net expenses
to average net assets
(%)                         0.25      0.25         0.24      0.22      0.24
Ratio of gross
expenses to average
net assets (%)            0.42(P)   0.27(P)        0.24    0.25(P)     0.24
Ratio of net
investment income
(loss) to average net
assets (%)                  4.55      4.56         4.73      5.30    5.77(U)
Portfolio turnover (%)        18        18           40        57        69

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(S)  Less than $0.01.
(U) Had the Portfolio not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.37% for the year ended 12-31-01.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  CAPITAL APPRECIATION
                                                ---------------------------------------------------------

                                                                        SERIES I
                                                ---------------------------------------------------------

                                                                YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------
                                                 2005        2004        2003         2002         2001
                                                -------     -------     ------       ------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $  8.79     $  8.04     $ 6.21       $ 8.95       $ 10.97
Net investment income (loss)(H)                   (0.01)       0.01      (0.01)       (0.01)        (0.02)
Net realized and unrealized gain (loss) on
investments                                        1.24        0.74       1.84        (2.73)        (2.00)
                                                -------     -------     ------       ------       -------

Total from investment operations                   1.23        0.75       1.83        (2.74)        (2.02)
                                                -------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income                            -           -          -            -             -
                                                -------     -------     ------       ------       -------

                                                      -           -          -            -             -
                                                -------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD                  $ 10.02     $  8.79     $ 8.04       $ 6.21       $  8.95
                                                =======     =======     ======       ======       =======

       TOTAL RETURN (%)                           13.99        9.33      29.47       (30.61)       (18.41)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $52        $129       $121         $100           $40
Ratio of net expenses to average net assets
(%)                                                0.95        0.97       0.99         1.05          1.20
Ratio of net investment income (loss) to
average net assets (%)                            (0.10)       0.15      (0.13)       (0.14)        (0.22)
Portfolio turnover (%)                              101          79         71           67           102

                                                                      CAPITAL APPRECIATION
                                                --------------------------------------------------------

                                                                SERIES II                     SERIES NAV
                                                -----------------------------------------     -----------
                                                                                              YEAR ENDED
                                                        YEARS ENDED DECEMBER 31,              DECEMBER 31
                                                -----------------------------------------     -----------
                                                 2005        2004       2003      2002(A)       2005(A)
                                                -------     ------     ------     -------     -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $  8.76     $ 8.02     $ 6.20     $  8.73      $  8.51
Net investment income (loss)(H)                   (0.02)        -(J)    (0.03)      (0.02)       (0.01)
Net realized and unrealized gain (loss) on
investments                                        1.22       0.74       1.85       (2.51)        1.53
                                                -------     ------     ------     -------      -------
Total from investment operations                   1.20       0.74       1.82       (2.53)        1.52
                                                -------     ------     ------     -------      -------
LESS DISTRIBUTIONS
From net investment income                            -          -          -           -        (0.01)
                                                -------     ------     ------     -------      -------
                                                      -          -          -           -        (0.01)
                                                -------     ------     ------     -------      -------
NET ASSET VALUE, END OF PERIOD                  $  9.96     $ 8.76     $ 8.02     $  6.20      $ 10.02
                                                =======     ======     ======     =======      =======
       TOTAL RETURN (%)                           13.70       9.23      29.35      (28.98)(M)   17.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $47       $125        $72         $23         $207
Ratio of net expenses to average net assets
(%)                                                1.15       1.17       1.19       1.25(R)      0.88(R)
Ratio of net investment income (loss) to
average net assets (%)                            (0.27)      0.02      (0.35)      (0.27)(R)    (0.18)(R)
Portfolio turnover (%)                              101         79         71          67          101

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                    EQUITY-INCOME
                               -------------------------------------------------------
                                                      SERIES I
                               -------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                               -------------------------------------------------------
                                2005       2004       2003         2002          2001
                               ------     ------     ------       -------       ------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                         $17.04     $15.22     $12.62       $ 15.13       $16.83
Net investment income
(loss)(H)                        0.25       0.24       0.23          0.22         0.22
Net realized and unrealized
gain (loss) on investments       0.38       1.96       2.85         (2.13)       (0.06)
                               ------     ------     ------       -------       ------

Total from investment
operations                       0.63       2.20       3.08         (1.91)        0.16
                               ------     ------     ------       -------       ------

LESS DISTRIBUTIONS
From net investment income      (0.21)     (0.20)     (0.22)        (0.19)       (0.29)
From net realized gain          (0.59)     (0.18)     (0.26)        (0.41)       (1.57)
                               ------     ------     ------       -------       ------

                                (0.80)     (0.38)     (0.48)        (0.60)       (1.86)
                               ------     ------     ------       -------       ------

NET ASSET VALUE, END OF
PERIOD                         $16.87     $17.04     $15.22       $ 12.62       $15.13
                               ======     ======     ======       =======       ======

       TOTAL RETURN (%)(K)(L)    3.92      14.81      25.57        (13.28)        1.29
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                        $846     $1,364     $1,277        $1,015       $1,147
Ratio of net expenses to
average net assets (%)           0.89       0.88       0.89          0.91         0.91
Ratio of gross expenses to
average net assets (%)(P)        0.91       0.91       0.92          0.93         0.93
Ratio of net investment
income (loss) to average net
assets (%)                       1.53       1.53       1.73          1.58         1.45
Portfolio turnover (%)            48(X)       21         15            18           19

                                            EQUITY-INCOME
                               ----------------------------------------
                                              SERIES II
                               ----------------------------------------
                                       YEARS ENDED DECEMBER 31,
                               ----------------------------------------
                                2005       2004       2003      2002(A)
                               ------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                         $16.96     $15.17     $12.61     $ 15.05
Net investment income
(loss)(H)                        0.22       0.21       0.21        0.21
Net realized and unrealized
gain (loss) on investments       0.38       1.95       2.84       (2.05)
                               ------     ------     ------     -------
Total from investment
operations                       0.60       2.16       3.05       (1.84)
                               ------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income      (0.16)     (0.19)     (0.23)      (0.19)
From net realized gain          (0.59)     (0.18)     (0.26)      (0.41)
                               ------     ------     ------     -------
                                (0.75)     (0.37)     (0.49)      (0.60)
                               ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                         $16.81     $16.96     $15.17     $ 12.61
                               ======     ======     ======     =======
       TOTAL RETURN (%)(K)(L)    3.72      14.61      25.40      (12.89)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                        $304       $573       $314         $87
Ratio of net expenses to
average net assets (%)           1.08       1.08       1.09       1.11(R)
Ratio of gross expenses to
average net assets (%)(P)        1.11       1.11       1.12       1.13(R)
Ratio of net investment
income (loss) to average net
assets (%)                       1.35       1.38       1.55       1.83(R)
Portfolio turnover (%)            48(X)       21         15          18

                                                 EQUITY-INCOME
                                 ---------------------------------------------
                                           SERIES III              SERIES NAV
                                 ----------------------------     ------------
                                                                   YEAR ENDED
                                   YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                 ----------------------------     -------------
                                  2005      2004      2003(A)        2005(A)
                                 ------    ------     -------     -------------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                           $16.99    $15.22     $ 13.86        $ 17.11
Net investment income (loss)(H)    0.21      0.23        0.07           0.23
Net realized and unrealized
gain (loss) on investments         0.36      1.94        1.29           0.34
                                 ------    ------     -------        -------

Total from investment
operations                         0.57      2.17        1.36           0.57
                                 ------    ------     -------        -------

LESS DISTRIBUTIONS
From net investment income        (0.17)    (0.22)          -          (0.24)
From net realized gain            (0.59)    (0.18)          -          (0.59)
                                 ------    ------     -------        -------
                                  (0.76)    (0.40)          -          (0.83)
                                 ------    ------     -------        -------
NET ASSET VALUE, END OF
PERIOD                           $16.80    $16.99     $ 15.22        $ 16.85
                                 ======    ======     =======        =======

       TOTAL RETURN (%)(K)(L)      3.55     14.61       9.81(M)        3.57(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $1        $1          -(O)       $1,189
Ratio of net expenses to
average net assets (%)             1.24      1.23       1.24(R)        0.83(R)
Ratio of gross expenses to
average net assets (%)(P)          2.17      2.82      14.85(R)        0.86(R)
Ratio of net investment
income (loss) to average net
assets (%)                         1.25      1.45       1.57(R)        1.64(R)
Portfolio turnover (%)              48(X)      21          15            48(X)




(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           FINANCIAL SERVICES
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002     2001(A)    2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.00   $ 12.73   $  9.55   $ 11.63   $ 12.50   $ 13.93   $ 12.69   $  9.54   $ 11.48
Net investment income
(loss)(H)                   0.07      0.05      0.06      0.03      0.01      0.04      0.02      0.04      0.03
Net realized and
unrealized gain (loss)
on investments              1.29      1.27      3.14     (2.11)    (0.88)     1.30      1.26      3.14     (1.97)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  1.36      1.32      3.20     (2.08)    (0.87)     1.34      1.28      3.18     (1.94)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.05)    (0.05)    (0.02)      -(J)      -(J)    (0.03)    (0.04)    (0.03)      -(J)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.05)    (0.05)    (0.02)      -(J)      -(J)    (0.03)    (0.04)    (0.03)      -(J)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 15.31   $ 14.00   $ 12.73   $  9.55   $ 11.63   $ 15.24   $ 13.93   $ 12.69   $  9.54
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
       (%)(K)             9.78(L)    10.38     33.58    (17.88)    (6.93)(M)  9.62(L)   10.09    33.40    (16.90)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $54       $53       $52       $37       $25       $44       $43       $36       $12
Ratio of net expenses
to average net assets
(%)                         0.99      1.01      1.05      1.07    1.21(R)     1.19      1.21      1.25    1.27(R)
Ratio of gross
expenses to average
net assets (%)            1.01(P)     1.01      1.05      1.07    1.21(R)   1.21(P)     1.21      1.25    1.27(R)
Ratio of gross
expenses to average
net assets (%)(P)              -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  0.47      0.36      0.58      0.31    0.08(R)     0.27      0.17      0.37    0.37(R)
Portfolio turnover (%)      51(X)       12        25        34      53(M)     51(X)       12        25        34

                                           FINANCIAL SERVICES
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------    -------------
                                                                YEAR ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ----------------------------------------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.95     $12.73     $11.28         $13.32
Net investment income
(loss)(H)                       0.02        -(J)      0.04           0.05
Net realized and
unrealized gain (loss)
on investments                  1.29       1.28       1.41           1.94
                              ------     ------     ------         ------
Total from investment
operations                      1.31       1.28       1.45           1.99
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.05)     (0.06)         -              -
                              ------     ------     ------         ------
                               (0.05)     (0.06)         -              -
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $15.21     $13.95     $12.73         $15.31
                              ======     ======     ======         ======
       TOTAL RETURN
       (%)(K)                   9.40      10.11     12.85(M)      14.94(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             -(O)       -(O)       -(O)           $54
Ratio of net expenses
to average net assets
(%)                             1.34       1.36     1.40(R)        0.88(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -              -
Ratio of gross
expenses to average
net assets (%)(P)               2.91       4.83     186.33(R)      0.92(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.12      (0.01)    0.97(R)        0.52(R)
Portfolio turnover (%)          51(X)        12         25           51(X)

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(X) Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                GLOBAL BOND
                         ------------------------------------------------------------------------------------------
                                            SERIES I                                      SERIES II
                         -----------------------------------------------   ----------------------------------------
                                    YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   ----------------------------------------
                          2005     2004(D)   2003(D)   2002(D)   2001(D)    2005     2004(D)   2003(D)   2002(A)(D)
                         -------   -------   -------   -------   -------   -------   -------   -------   ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 16.28   $ 15.34   $ 13.79   $ 11.48   $ 11.42   $ 16.20   $ 15.29   $ 13.77    $ 11.36
Net investment income
 (loss)(H)                  0.44      0.32      0.44      0.40      0.41      0.41      0.29      0.39       0.40
Net realized and
unrealized gain (loss)
on investments             (1.49)     1.21      1.62      1.91     (0.35)    (1.47)     1.21      1.64       2.01
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
Total from investment
 operations                (1.05)     1.53      2.06      2.31      0.06     (1.06)     1.50      2.03       2.41
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
LESS DISTRIBUTIONS
From net investment
 income                    (0.73)    (0.59)    (0.51)        -         -     (0.67)    (0.59)    (0.51)         -
From net realized gain     (0.13)        -         -         -         -     (0.13)        -         -          -
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
                           (0.86)    (0.59)    (0.51)        -         -     (0.80)    (0.59)    (0.51)         -
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
NET ASSET VALUE, END
 OF PERIOD               $ 14.37   $ 16.28   $ 15.34   $ 13.79   $ 11.48   $ 14.34   $ 16.20   $ 15.29    $ 13.77
                         =======   =======   =======   =======   =======   =======   =======   =======    =======
       TOTAL RETURN
        (%)(K)             (6.66)    10.38     15.40     20.12      0.53     (6.77)    10.21     15.25    21.21(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $132      $438      $195      $182       $97      $143      $368       $64        $22
Ratio of net expenses
to average net assets
(%)                         0.86      0.85      0.91      0.92      1.02      1.06      1.05      1.11     1.12(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -                   -         -         -          -
Ratio of net
investment income
(loss) to average net
assets (%)                  2.89      2.13      3.10      3.23      3.56      2.67      1.93      2.74       3.30
Portfolio turnover (%)     327(X)      174       338       439       527     327(X)      174       338        439

                                        GLOBAL BOND
                        ---------------------------------------------
                                   SERIES III            SERIES NAV
                        ------------------------------  -------------
                                                         YEAR ENDED
                           YEARS ENDED DECEMBER 31,      DECEMBER 31,
                        ------------------------------  -------------
                         2005     2004(D)   2003(A)(D)     2005(A)
                        -------   -------   ----------  -------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD    $ 16.22   $ 15.34    $ 13.72       $ 16.11
Net investment income
 (loss)(H)                 0.39      0.23       0.05          0.40
Net realized and
unrealized gain (loss)
on investments            (1.48)     1.25       1.57         (1.26)
                        -------   -------    -------       -------
Total from investment
 operations               (1.09)     1.48       1.62         (0.86)
                        -------   -------    -------       -------
LESS DISTRIBUTIONS
From net investment
 income                   (0.74)    (0.60)         -         (0.78)
From net realized gain    (0.13)        -          -         (0.13)
                        -------   -------    -------       -------
                          (0.87)    (0.60)         -         (0.91)
                        -------   -------    -------       -------
NET ASSET VALUE, END
 OF PERIOD              $ 14.26   $ 16.22    $ 15.34       $ 14.34
                        =======   =======    =======       =======
       TOTAL RETURN
        (%)(K)            (6.93)(L) 10.05(L)  11.81(L)(M)     (5.58)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       -(O)       $1        -(O)         $520
Ratio of net expenses
to average net assets
(%)                        1.21      1.20     1.26(R)       0.80(R)
Ratio of gross
expenses to average
net assets (%)           2.06(P)   2.56(P)   18.10(P)(R)    0.80(R)
Ratio of net
investment income
(loss) to average net
assets (%)                 2.57      1.54     1.28(R)       3.16(R)
Portfolio turnover (%)    327(X)      174        338         327(X)


(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income,have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I, $0.05 for Series II, and $0.14 for Series III, and the net investment income ratio by 0.51% for Series I, 0.68% for Series II, and 1.89% for Series III, for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts,resulting in increases to the net investment income per share of $0.05 for Series I, $0.06 for Series II, and $0.03 for Series III, and to the net investment income ratio of 0.35% for Series I, 0.41% for Series II, and 0.75% for Series III for the year/period ended 12-31-03; increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02; increases to the net investment income per share of $0.03 for Series I, and to the net investment income ratio of 0.27% for Series I for the year ended 12-31-01.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              GROWTH & INCOME II
                                                              --------------------------------------------------
                                                                                  SERIES NAV
                                                              --------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                              2005(F)   2004(G)   2003(E)(G)   2002(G)   2001(G)
                                                              -------   -------   ----------   -------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.39    $11.29      $ 9.22     $11.93    $14.18
Net investment income (loss)                                   0.11(H)    0.13        0.10       0.08      0.06
Net realized and unrealized gain (loss) on investments          0.98      1.10        2.12      (2.71)    (2.25)
                                                              ------    ------      ------     ------    ------
Total from investment operations                                1.09      1.23        2.22      (2.63)    (2.19)
                                                              ------    ------      ------     ------    ------
LESS DISTRIBUTIONS
From net investment income                                     (0.02)    (0.13)      (0.09)     (0.08)    (0.06)
From net realized gain                                         (0.56)       --          --         --        --
From capital paid-in                                              --        --       (0.06)        --        --
                                                              ------    ------      ------     ------    ------
                                                               (0.58)    (0.13)      (0.15)     (0.08)    (0.06)
                                                              ------    ------      ------     ------    ------
NET ASSET VALUE, END OF PERIOD                                $12.90    $12.39      $11.29     $ 9.22    $11.93
                                                              ======    ======      ======     ======    ======
       TOTAL RETURN (%)(K)                                      8.98     10.96       24.35     (22.18)   (15.44)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $2,180    $2,196      $2,128     $1,762    $2,476
Ratio of net expenses to average net assets (%)                 0.78      0.76        0.73       0.75      0.72
Ratio of net investment income (loss) to average net assets
(%)                                                             0.72      1.10        1.00       0.73      0.49
Portfolio turnover (%)                                           101        71         92(X)       74      104(X)

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Growth & Income II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income II.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                         HEALTH SCIENCES
                         -----------------------------------------------
                                            SERIES I
                         -----------------------------------------------
                                    YEARS ENDED DECEMBER 31,
                         -----------------------------------------------
                          2005      2004      2003      2002     2001(A)
                         -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 15.44   $ 13.39   $  9.83   $ 13.54   $ 12.50
Net investment income
(loss)(H)                  (0.13)    (0.12)    (0.10)    (0.08)    (0.07)
Net realized and
unrealized gain (loss)
on investments              1.81      2.17      3.66     (3.60)     1.11
                         -------   -------   -------   -------   -------
Total from investment
operations                  1.68      2.05      3.56     (3.68)     1.04
                         -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net realized gain     (1.15)        -         -     (0.03)        -
                         -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 15.97   $ 15.44   $ 13.39   $  9.83   $ 13.54
                         =======   =======   =======   =======   =======
       TOTAL RETURN
       (%)(K)(L)           12.50     15.31     36.22    (27.24)   8.32(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $132      $121      $101       $62       $52
Ratio of net expenses
to average net assets
(%)                         1.19      1.18      1.21      1.23    1.44(R)
Ratio of gross
expenses to average
net assets (%)(P)           1.22      1.21      1.23      1.25    1.45(R)
Ratio of net
investment income
(loss) to average net
assets (%)                 (0.89)    (0.84)    (0.82)    (0.74)    (0.76)(R)
Portfolio turnover (%)      67(X)       48        44        55      81(M)

                                   HEALTH SCIENCES
                        -------------------------------------
                                      SERIES II
                        -------------------------------------
                              YEARS ENDED DECEMBER 31,
                        -------------------------------------
                         2005      2004      2003     2002(A)
                        -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD     $ 15.37   $ 13.36   $  9.83   $ 12.90
Net investment income
(loss)(H)                 (0.16)    (0.15)    (0.12)    (0.09)
Net realized and
unrealized gain (loss)
on investments             1.80      2.16      3.65     (2.95)
                        -------   -------   -------   -------
Total from investment
operations                 1.64      2.01      3.53     (3.04)
                        -------   -------   -------   -------
LESS DISTRIBUTIONS
From net realized gain    (1.15)        -         -     (0.03)
                        -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD               $ 15.86   $ 15.37   $ 13.36   $  9.83
                        =======   =======   =======   =======
       TOTAL RETURN
       (%)(K)(L)          12.28     15.04     35.91    (23.63)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $85       $78       $54       $16
Ratio of net expenses
to average net assets
(%)                        1.39      1.38      1.41    1.43(R)
Ratio of gross
expenses to average
net assets (%)(P)          1.42      1.41      1.43    1.45(R)
Ratio of net
investment income
(loss) to average net
assets (%)                (1.09)    (1.04)    (1.04)    (1.02)(R)
Portfolio turnover (%)     67(X)       48        44        55

                                                  HEALTH SCIENCES
                                     ------------------------------------------
                                                                         SERIES
                                             SERIES III                   NAV
                                     ---------------------------      ------------
                                                                          YEAR
                                                                         ENDED
                                      YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                     ---------------------------      ------------
                                      2005      2004     2003(A)        2005(A)
                                     -------   -------   -------      ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $ 15.44   $ 13.39   $ 12.64        $ 12.99
Net investment income (loss)(H)        (0.18)    (0.17)    (0.05)         (0.08)
Net realized and unrealized gain
(loss) on investments                   1.83      2.22      0.80           3.07
                                     -------   -------   -------        -------
Total from investment operations        1.65      2.05      0.75           2.99
                                     -------   -------   -------        -------
LESS DISTRIBUTIONS
From net realized gain                 (1.15)        -         -              -
                                     -------   -------   -------        -------
NET ASSET VALUE, END OF PERIOD       $ 15.94   $ 15.44   $ 13.39        $ 15.98
                                     =======   =======   =======        =======
       TOTAL RETURN (%)(K)(L)          12.29     15.31    5.93(M)       23.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                -(O)      -(O)      -(O)           $29
Ratio of net expenses to average
net assets (%)                          1.55      1.53    1.56(R)         1.12(R)
Ratio of gross expenses to average
net assets (%)(P)                       2.48      5.38    10.76(R)        1.15(R)
Ratio of net investment income
(loss) to average net assets (%)       (1.25)    (1.19)    (1.31)(R)       (0.81)(R)
Portfolio turnover (%)                  67(X)       48        44            67(X)

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500.000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(X) Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               HIGH YIELD
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 10.51   $  9.95   $  8.50   $  9.88   $ 11.65   $ 10.45   $  9.91   $  8.49   $  9.95
Net investment income
(loss)(H)                   0.76      0.72      0.69      0.75      1.06      0.74      0.69      0.68      0.47
Net realized and
unrealized gain (loss)
on investments             (0.40)     0.33      1.28     (1.37)    (1.64)    (0.39)     0.34      1.27     (1.17)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.36      1.05      1.97     (0.62)    (0.58)     0.35      1.03      1.95     (0.70)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.55)    (0.49)    (0.52)    (0.76)    (1.19)    (0.45)    (0.49)    (0.53)    (0.76)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.55)    (0.49)    (0.52)    (0.76)    (1.19)    (0.45)    (0.49)    (0.53)    (0.76)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 10.32   $ 10.51   $  9.95   $  8.50   $  9.88   $ 10.35   $ 10.45   $  9.91   $  8.49
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
        (%)(K)              3.70     11.06     24.15     (6.65)    (5.48)     3.56     10.85     23.91     (7.42)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets,end of
period (in millions)        $179      $755      $621      $337      $323      $109      $691      $296       $50
Ratio of net expenses
to average net assets
(%)                         0.78      0.80      0.82      0.84      0.84      0.98      1.00      1.02    1.04(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  7.41      7.28      7.56      8.55     10.10      7.13      6.99      7.38    6.18(R)
Portfolio turnover (%)      92(X)       69        75        53        64      92(X)       69        75        53

                                                 HIGH YIELD
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                 YEAR ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.48     $ 9.95     $ 9.21         $10.63
Net investment income
(loss)(H)                       0.71       0.62       0.22           0.64
Net realized and
unrealized gain (loss)
on investments                 (0.38)      0.41       0.52          (0.38)
                              ------     ------     ------         ------
Total from investment
operations                      0.33       1.03       0.74           0.26
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.54)     (0.50)         -          (0.60)
                              ------     ------     ------         ------
                               (0.54)     (0.50)         -          (0.60
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $10.27     $10.48     $ 9.95         $10.29
                              ======     ======     ======         ======
       TOTAL RETURN
       (%)(K)                 3.36(L)    10.84(L)   8.03(L)(M)     2.70(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $1         $2         - O        $1,349
Ratio of net expenses
to average net assets
(%)                             1.13       1.15     1.17(R)        0.72(R)
Ratio of gross
expenses to average
net assets (%)                1.94(P)    2.36(P)    11.65(P)(R)    0.72(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      6.88       6.30     7.15(R)        7.58(R)
Portfolio turnover (%)          92(X)        69         75           92(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                               INTERNATIONAL EQUITY INDEX B
                         -----------------------------------------
                                        SERIES NAV
                         -----------------------------------------
                                 PERIOD ENDED DECEMBER 31,
                         -----------------------------------------
                         2005(F)   2004(G)   2003(E),(G)   2002(G)
                         -------   -------   -----------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 16.25   $ 13.82     $ 10.05     $ 12.07
Net investment income
(loss)                    0.33(H)     0.31        0.24        0.21
Net realized and
unrealized gain (loss)
on investments              2.05      2.44        3.91       (2.02)
                         -------   -------     -------     -------
Total from investment
operations                  2.38      2.75        4.15       (1.81)
                         -------   -------     -------     -------
LESS DISTRIBUTIONS
From net investment
income                     (0.20)    (0.32)      (0.34)      (0.21)
From net realized gain     (1.44)        -           -           -
From capital paid-in           -         -       (0.04)          -
                         -------   -------     -------     -------
                           (1.64)    (0.32)      (0.38)      (0.21)
                         -------   -------     -------     -------
NET ASSET VALUE, END
OF PERIOD                $ 16.99   $ 16.25     $ 13.82     $ 10.05
                         =======   =======     =======     =======
       TOTAL RETURN
       (%)(K),(L)          16.56     20.24       41.99      (15.18)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $418      $200        $159         $99
Ratio of net expenses
to average net assets
(%)                         0.34      0.30        0.27        0.28
Ratio of gross
expenses to average
net assets (%)(P)           0.61      0.38        0.42        0.46
Ratio of net
investment income
(loss) to average net
assets (%)                  2.56      2.13        2.13        1.85
Portfolio turnover (%)         9        20          38          18

(E)  Certain amounts have been reclassified to permit comparison.
(F) The financial highlights presented are for the year ended 12-31-05 after taking into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. See Note 1 of the financial statements.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(P) Does not take into consideration expense reductions during the periods shown.

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--------------------------------------------------------------------------------

                                          MANAGED
                         -----------------------------------------
                                        SERIES NAV
                         -----------------------------------------
                                 YEARS ENDED DECEMBER 31,
                         -----------------------------------------
                         2005(F)   2004(G)   2003(E),(G)   2002(G)
                         -------   -------   -----------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.58   $ 12.80     $ 11.15     $ 13.08
Net investment income
(loss)                    0.26(H)     0.23        0.21        0.21
Net realized and
unrealized gain (loss)
on
investments                 0.11      0.80        1.89       (1.93)
                         -------   -------     -------     -------
Total from investment
operations                  0.37      1.03        2.10       (1.72)
                         -------   -------     -------     -------
LESS DISTRIBUTIONS
From net investment
income                     (0.08)    (0.25)      (0.39)      (0.21)
From net realized gain     (0.28)        -           -           -
From capital paid-in           -         -       (0.06)          -
                         -------   -------     -------     -------
                           (0.36)    (0.25)      (0.45)      (0.21)
                         -------   -------     -------     -------
NET ASSET VALUE, END
OF PERIOD                $ 13.59   $ 13.58     $ 12.80     $ 11.15
                         =======   =======     =======     =======
       TOTAL RETURN
       (%)(K)               2.71      8.18       19.00      (13.23)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)     $1,901    $2,079      $2,071      $1,937
Ratio of net expenses
to average net assets
(%)                         0.77      0.77        0.74        0.76
Ratio of net
investment income
(loss) to average net
assets (%)                  1.88      1.87        1.75        1.77
Portfolio turnover (%)       255       234         216         235

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(U) Had the Fund not amortized premiums and accreted discounts on debt securities, the ratio of net investment income to average net assets would have been 2.29% for the year ended 12-31-01. Periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(X)  Excludes merger activity.

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--------------------------------------------------------------------------------

                                                                        MID CAP INDEX
                              -------------------------------------------------------------------------------------------------
                                                   SERIES I                                           SERIES II
                              ---------------------------------------------------     -----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003      2002(A)
                              ------     ------     ------     -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $16.78     $14.56     $10.82     $ 12.82     $13.11     $16.72     $ 14.52     $10.81     $12.80
Net investment income
(loss)(H)                       0.16       0.09       0.08        0.07       0.11       0.13        0.06       0.05       0.05
Net realized and
unrealized gain (loss)
on investments                  1.77       2.21       3.66       (2.01)     (0.32)      1.76        2.21       3.66      (1.98)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      1.93       2.30       3.74       (1.94)     (0.21)      1.89        2.27       3.71      (1.93)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.09)     (0.06)         -       (0.06)     (0.08)     (0.06)      (0.05)         -      (0.06)
From net realized gain         (0.57)     (0.02)         -           -          -      (0.57)      (0.02)         -          -
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                               (0.66)     (0.08)         -       (0.06)     (0.08)     (0.63)      (0.07)         -      (0.06)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $18.05     $16.78     $14.56     $ 10.82     $12.82     $17.98     $ 16.72     $14.52     $10.81
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
       (%)(K)                  12.02      15.83      34.57      (15.16)     (1.73)     11.79       15.65      34.32     (15.07)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $220       $187       $145         $87        $58        $63         $59        $43        $13
Ratio of net expenses
to average net assets
(%)                             0.57       0.57       0.58        0.58       0.60       0.77        0.77       0.78     0.78(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -           -          -          -           -          -          -
Ratio of net
investment income
(loss) to average net
assets (%)                      0.95       0.63       0.62        0.58       0.85       0.74        0.43       0.42     0.42(R)
Portfolio turnover (%)            19         16          8          20         19         19          16          8         20

                                              MID CAP INDEX
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $16.74     $14.56     $13.31         $ 15.40
Net investment income
(loss)(H)                       0.10       0.04       0.04            0.12
Net realized and
unrealized gain (loss)
on investments                  1.76       2.23       1.21            2.54
                              ------     ------     ------         -------
Total from investment
operations                      1.86       2.27       1.25            2.66
                              ------     ------     ------         -------
LESS DISTRIBUTIONS
From net investment
income                         (0.09)     (0.07)         -               -
From net realized gain         (0.57)     (0.02)         -               -
                              ------     ------     ------         -------
                               (0.66)     (0.09)         -               -
                              ------     ------     ------         -------
NET ASSET VALUE, END
OF PERIOD                     $17.94     $16.74     $14.56         $ 18.06
                              ======     ======     ======         =======
       TOTAL RETURN
       (%)(K)                 11.61(L)   15.66(L)   9.39(L)(M)     17.27(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $1         $1         -(O)           $74
Ratio of net expenses
to average net assets
(%)                             0.93       0.92     0.93(R)         0.54(R)
Ratio of gross
expenses to average
net assets (%)                1.53(P)    1.67(P)    128.76(P)(R)     0.54(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.60       0.29     0.88(R)         1.01(R)
Portfolio turnover (%)            19         16          8              19

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

                                        93
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--------------------------------------------------------------------------------

                                                   MID CAP STOCK
                              --------------------------------------------------------
                                                      SERIES I
                              --------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                              --------------------------------------------------------
                               2005       2004       2003         2002          2001
                              ------     ------     ------       -------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $14.13     $11.87     $ 8.34       $ 10.77       $ 12.10
Net investment income
(loss)(H)                      (0.04)     (0.05)     (0.05)        (0.05)        (0.04)
Net realized and unrealized
gain (loss) on investments      1.99       2.31       3.58         (2.38)        (1.29)
                              ------     ------     ------       -------       -------

Total from investment
operations                      1.95       2.26       3.53         (2.43)        (1.33)
                              ------     ------     ------       -------       -------

LESS DISTRIBUTIONS
From net realized gain         (0.51)         -          -             -             -
                              ------     ------     ------       -------       -------

                               (0.51)         -          -             -             -
                              ------     ------     ------       -------       -------

NET ASSET VALUE, END OF
PERIOD                        $15.57     $14.13     $11.87       $  8.34       $ 10.77
                              ======     ======     ======       =======       =======

       TOTAL RETURN (%)(K)     14.57      19.04      42.33        (22.56)       (10.99)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $383       $349       $260          $187          $154
Ratio of net expenses to
average net assets (%)          0.97       0.96       0.99          1.00          1.00
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.31)     (0.43)     (0.55)        (0.53)        (0.36)
Portfolio turnover (%)         196(X)       128        132           128           170

                                           MID CAP STOCK
                              ----------------------------------------
                                             SERIES II
                              ----------------------------------------
                                      YEARS ENDED DECEMBER 31,
                              ----------------------------------------
                               2005       2004       2003      2002(A)
                              ------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $14.06     $11.84     $ 8.34     $ 10.64
Net investment income
(loss)(H)                      (0.07)     (0.07)     (0.08)      (0.05)
Net realized and unrealized
gain (loss) on investments      1.99       2.29       3.58       (2.25)
                              ------     ------     ------     -------
Total from investment
operations                      1.92       2.22       3.50       (2.30)
                              ------     ------     ------     -------
LESS DISTRIBUTIONS
From net realized gain         (0.51)         -          -           -
                              ------     ------     ------     -------
                               (0.51)         -          -           -
                              ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                        $15.47     $14.06     $11.84     $  8.34
                              ======     ======     ======     =======
       TOTAL RETURN (%)(K)     14.42      18.75      41.97      (21.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $178       $226       $116         $32
Ratio of net expenses to
average net assets (%)          1.17       1.16       1.19      1.20(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.52)     (0.58)     (0.75)      (0.70)(R)
Portfolio turnover (%)         196(X)       128        132         128


                                                                                  MID CAP STOCK
                                                              -----------------------------------------------------
                                                                                                          SERIES
                                                                          SERIES III                       NAV
                                                              ----------------------------------       ------------
                                                                                                           YEAR
                                                                                                          ENDED
                                                                   YEARS ENDED DECEMBER 31,            DECEMBER 31,
                                                              ----------------------------------       ------------
                                                               2005         2004         2003(A)         2005(A)
                                                              ------       -------       -------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.13       $ 11.87       $ 10.75         $ 13.50
Net investment income (loss)(H)                                (0.09)        (0.02)        (0.04)          (0.02)
Net realized and unrealized gain (loss) on investments          2.00          2.28          1.16            2.62
                                                              ------       -------       -------         -------

Total from investment operations                                1.91          2.26          1.12            2.60
                                                              ------       -------       -------         -------

LESS DISTRIBUTIONS
From net realized gain                                         (0.51)            -             -           (0.51)
                                                              ------       -------       -------         -------

                                                               (0.51)            -             -           (0.51)
                                                              ------       -------       -------         -------

NET ASSET VALUE, END OF PERIOD                                $15.53       $ 14.13       $ 11.87         $ 15.59
                                                              ======       =======       =======         =======

       TOTAL RETURN (%)(K)                                    14.27(L)     19.04(L)      10.42(L)(M)     20.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $3            $1            -(O)          $399
Ratio of net expenses to average net assets (%)                 1.33          1.31        1.34(R)         0.91(R)
Ratio of gross expenses to average net assets (%)             1.82(P)       2.24(P)      39.49(P)(R)      0.91(R)
Ratio of net investment income (loss) to average net assets
(%)                                                            (0.63)        (0.12)        (1.05)          (0.21)(R)(R)
Portfolio turnover (%)                                          196(X)         128           132            196(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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--------------------------------------------------------------------------------

                                                                                   MID VALUE
                                              -----------------------------------------------------------------------------------
                                                SERIES I      SERIES II                          SERIES NAV
                                              ------------   ------------   -----------------------------------------------------
                                                  YEAR           YEAR
                                                 ENDED          ENDED
                                              DECEMBER 31,   DECEMBER 31,                 YEARS ENDED DECEMBER 31,
                                              ------------   ------------   -----------------------------------------------------
                                                2005(A)        2005(A)      2005(F)   2004(G)   2003(E)(G)   2002(E)(G)   2001(G)
                                              ------------   ------------   -------   -------   ----------   ----------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $11.05          $11.05     $11.67    $10.98      $ 8.28       $ 9.82     $ 9.82
Net investment income (loss)(H)                    0.06            0.03     0.05(H)     0.06        0.04         0.04       0.05
Net realized and unrealized gain (loss) on
investments                                        1.42            1.43       0.81      1.97        3.69        (1.54)         -
                                                 ------          ------     ------    ------      ------       ------     ------
Total from investment operations                   1.48            1.46       0.86      2.03        3.73        (1.50)      0.05
                                                 ------          ------     ------    ------      ------       ------     ------
LESS DISTRIBUTIONS
From net realized investment income                   -               -      (0.01)    (0.04)      (0.37)       (0.04)     (0.05)
From net realized gain                            (0.17)          (0.17)     (0.17)    (1.30)      (0.50)           -          -
From capital paid in                                  -               -          -         -       (0.16)          -(J)        -
                                                 ------          ------     ------    ------      ------       ------     ------
                                                  (0.17)          (0.17)     (0.18)    (1.34)      (1.03)       (0.04)     (0.05)
                                                 ------          ------     ------    ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD                   $12.36          $12.34     $12.35    $11.67      $10.98       $ 8.28     $ 9.82
                                                 ======          ======     ======    ======      ======       ======     ======
       TOTAL RETURN (%)(K)(L)                   13.49(M)        13.30(M)      7.39     18.74       45.15       (15.19)      0.53
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $1              $5       $162      $179         $94          $48        $46
Ratio of net expenses to average net assets
(%)                                              1.17(R)         1.35(R)      1.08      1.15        1.15         0.96       0.90
Ratio of gross expenses to average net
assets (%)(P)                                    1.19(R)         1.37(R)      1.10      1.22        1.19         1.12       1.15
Ratio of net investment income (loss) to
average net assets (%)                           0.66(R)         0.38(R)      0.40      0.50        0.45         0.50       0.52
Portfolio turnover (%)                               47              47         47      196(X)       125          125         97

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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--------------------------------------------------------------------------------

                                                    MONEY MARKET B
                              ----------------------------------------------------------
                                                      SERIES NAV
                              ----------------------------------------------------------
                                               YEARS ENDED DECEMBER 31,
                              ----------------------------------------------------------
                              2005(F)     2004(G)     2003(G)     2002(G)     2001(C)(G)
                              -------     -------     -------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $     1.00
Net investment income
(loss)                        0.03(H)       0.01        0.01        0.01            0.04
                              ------      ------      ------      ------      ----------
Total from investment
operations                      0.03        0.01        0.01        0.01            0.04
                              ------      ------      ------      ------      ----------
LESS DISTRIBUTIONS
From net investment
income                         (0.03)      (0.01)      (0.01)      (0.01)          (0.04)
                              ------      ------      ------      ------      ----------
                               (0.03)      (0.01)      (0.01)      (0.01)          (0.04)
                              ------      ------      ------      ------      ----------
NET ASSET VALUE, END
OF PERIOD                     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $     1.00
                              ======      ======      ======      ======      ==========
TOTAL RETURN (%)(K)           2.97(L)       1.09        0.95        1.48            3.93
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $442        $472        $682        $918            $746
Ratio of net expenses
to average net assets
(%)                             0.28        0.33        0.31        0.32            0.32
Ratio of gross
expenses to average
net assets (%)                0.50(P)       0.33        0.31        0.32            0.32
Ratio of net
investment income
(loss) to average net
assets (%)                      2.91        1.05        0.95        1.46            3.72

(C) Per share amounts have been restated to reflect a 10-for-1 stock split effective 5-01-01.
(F) Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(P) Does not take into consideration expense reductions during the period shown.

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--------------------------------------------------------------------------------

                                                           OVERSEAS EQUITY
                         ------------------------------------------------------------------------------------
                           SERIES I      SERIES II                           SERIES NAV
                         ------------   ------------   ------------------------------------------------------
                             YEAR           YEAR
                            ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,                  YEARS ENDED DECEMBER 31,
                         ------------   ------------   ------------------------------------------------------
                           2005(A)        2005(A)      2005(F)    2004(G)    2003(E)(G)   2002(G)    2001(G)
                         ------------   ------------   --------   --------   ----------   --------   --------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD       $  10.47       $  10.47     $  10.87   $   9.85    $   7.56    $   9.30   $  11.85
Net investment income
 (loss)(H)                    (0.01)         (0.02)      0.14(H)      0.07        0.08        0.07       0.06
Net realized and
 unrealized gain
 (loss) on investments         2.37           2.32         1.82       1.01        2.34       (1.75)     (2.53)
                           --------       --------     --------   --------    --------    --------   --------
Total from investment
 operations                    2.36           2.30         1.96       1.08        2.42       (1.68)     (2.47)
                           --------       --------     --------   --------    --------    --------   --------
LESS DISTRIBUTIONS
From net investment
 income                           -              -        (0.06)     (0.06)      (0.13)      (0.06)     (0.05)
From net realized gain        (0.26)         (0.26)       (0.26)         -           -           -          -
From capital paid-in              -              -            -          -           -           -      (0.03)
                           --------       --------     --------   --------    --------    --------   --------
                              (0.26)         (0.26)       (0.32)     (0.06)      (0.13)      (0.06)     (0.08)
                           --------       --------     --------   --------    --------    --------   --------
NET ASSET VALUE, END
 OF PERIOD                 $  12.57       $  12.51     $  12.51   $  10.87    $   9.85    $   7.56   $   9.30
                           ========       ========     ========   ========    ========    ========   ========
       TOTAL RETURN
        (%)(K)              22.75(M)       22.17(M)       18.31    11.02(L)    32.36(L)     (18.22)(L)   (20.93)(L)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)            -(O)           $5         $244       $245        $126         $87        $84
Ratio of net expenses
 to average net assets
 (%)                         1.69(R)        1.87(R)        1.33       1.53        1.23        1.24       1.00
Ratio of gross
expenses to average
net assets (%)                                             1.33     1.64(P)     1.44(P)     1.55(P)    1.16(P)
Ratio of net
investment income
(loss) to average net
assets (%)                    (0.13)(R)      (0.24)(R)     1.22       0.24        0.95        0.69       0.64
Portfolio turnover (%)           34             34           34      103(X)         41        78(X)        33

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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--------------------------------------------------------------------------------

                                                         REAL ESTATE SECURITIES
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 26.81   $ 20.85   $ 15.44   $ 15.52   $ 15.57   $ 26.69   $ 20.79   $ 15.43   $ 15.44
Net investment income
(loss)(H)                   0.79      0.76      0.69      0.83      0.75      0.71      0.74      0.60      0.85
Net realized and
unrealized gain (loss)
on investments              1.61      5.74      5.20     (0.38)    (0.30)     1.65      5.69      5.25     (0.33)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  2.40      6.50      5.89      0.45      0.45      2.36      6.43      5.85      0.52
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.55)    (0.54)    (0.48)    (0.53)    (0.50)    (0.42)    (0.53)    (0.49)    (0.53)
From net realized gain     (3.79)        -         -         -         -     (3.79)        -         -         -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (4.34)    (0.54)    (0.48)    (0.53)    (0.50)    (4.21)    (0.53)    (0.49)    (0.53)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 24.87   $ 26.81   $ 20.85   $ 15.44   $ 15.52   $ 24.84   $ 26.69   $ 20.79   $ 15.43
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
       (%)(K)              11.85     32.04     39.15      2.58      3.15     11.65     31.77     38.93    3.05(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $265      $612      $448      $303      $221      $131      $374      $168       $49
Ratio of net expenses
to average net assets
(%)                         0.81      0.80      0.80      0.84      0.83      1.00      1.00      1.00    1.04(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  3.31      3.38      3.93      5.28      4.96      2.92      3.29      3.33    6.03(R)
Portfolio turnover (%)      92(X)       82        30        74       116      92(X)       82        30        74

                                           REAL ESTATE SECURITIES
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                 YEAR ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $26.71     $20.85     $18.87         $25.30
Net investment income
(loss)(H)                       0.77       0.85       0.12           0.78
Net realized and
unrealized gain (loss)
on investments                  1.53       5.57       1.86           3.14
                              ------     ------     ------         ------
Total from investment
operations                      2.30       6.42       1.98           3.92
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.54)     (0.56)         -          (0.60)
From net realized gain         (3.79)         -          -          (3.79)
                              ------     ------     ------         ------
                               (4.33)     (0.56)         -          (4.39)
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $24.68     $26.71     $20.85         $24.83
                              ======     ======     ======         ======
       TOTAL RETURN
       (%)(K)                 11.47(L)   31.68(L)   10.49(L)(M)   18.62(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $2         $2        -(O)          $828
Ratio of net expenses
to average net assets
(%)                             1.16       1.15     1.15(R)        0.75(R)
Ratio of gross
expenses to average
net assets (%)                1.79(P)    2.45(P)    11.07(P)(R)    0.75(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      3.17       3.64     1.94(R)        3.87(R)
Portfolio turnover (%)          92(X)        82         30           92(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(X) Excludes merger activity.

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--------------------------------------------------------------------------------

                                            SHORT-TERM BOND
                         -----------------------------------------------------
                                              SERIES NAV
                         -----------------------------------------------------
                                       YEARS ENDED DECEMBER 31,
                         -----------------------------------------------------
                         2005(F)   2004(G)   2003(E)(G)   2002(E)(G)   2001(G)
                         -------   -------   ----------   ----------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $  9.93   $ 10.13    $ 10.23      $ 10.11     $  9.86
Net investment income
(loss)(H)                   0.31      0.30       0.37         0.44        0.52
Net realized and
unrealized gain (loss)
on investments             (0.11)    (0.15)     (0.10)        0.12        0.26
                         -------   -------    -------      -------     -------
Total from investment
 operations                 0.20      0.15       0.27         0.56        0.78
                         -------   -------    -------      -------     -------
LESS DISTRIBUTIONS
From net investment
income                     (0.15)    (0.30)     (0.35)       (0.41)      (0.53)
From net realized gain         -         -        - (J)          -           -
From capital paid-in           -     (0.05)     (0.02)       (0.03)          -
                         -------   -------    -------      -------     -------
                           (0.15)    (0.35)     (0.37)       (0.44)      (0.53)
                         -------   -------    -------      -------     -------
NET ASSET VALUE, END
OF PERIOD                $  9.98   $  9.93    $ 10.13      $ 10.23     $ 10.11
                         =======   =======    =======      =======     =======
       TOTAL RETURN
      (%)(K)                2.07      1.42       2.76         5.67        8.09
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $207      $253       $260         $241        $149
Ratio of net expenses
to average net assets
(%)                         0.72      0.69       0.67         0.68        0.48
Ratio of net
investment income
(loss) to average net
assets (%)                  3.08      2.96       3.68         4.29      5.20(U)
Portfolio turnover (%)        36        39         59           97          86

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond. Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(U) Had the Fund not amortized premiums and accreted discounts on debt securities, the annualized ratio of net investment income to average net assets would have been 5.32% for the year ended 12-31-01.

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--------------------------------------------------------------------------------

                                                                                 SMALL CAP GROWTH
                                                --------------------------------------------------------------------------------
                                                   SERIES         SERIES
                                                     I              II                            SERIES NAV
                                                ------------   ------------   --------------------------------------------------
                                                    YEAR           YEAR
                                                   ENDED          ENDED
                                                DECEMBER 31,   DECEMBER 31,                YEARS ENDED DECEMBER 31,
                                                ------------   ------------   --------------------------------------------------
                                                  2005(A)        2005(A)      2005(F)   2004(G)   2003(E)(G)   2002(G)   2001(G)
                                                ------------   ------------   -------   -------   ----------   -------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $ 8.06         $ 8.06      $ 8.87    $ 8.10      $ 6.30     $ 8.79    $ 9.14
Net investment income (loss)(H)                     (0.06)         (0.07)      (0.08)(H)     -(J)    (0.03)      0.01      0.01
Net realized and unrealized gain (loss) on
 investments                                         2.38           2.37        1.60      0.77        3.07      (2.49)    (0.35)
                                                   ------         ------      ------    ------      ------     ------    ------
Total from investment operations                     2.32           2.30        1.52      0.77        3.04      (2.48)    (0.34)
                                                   ------         ------      ------    ------      ------     ------    ------
LESS DISTRIBUTIONS
From net investment income                              -              -           -         -           -      (0.01)    (0.01)
From net realized gain                              (0.22)         (0.22)      (0.22)        -           -          -         -
From capital paid-in                                    -              -           -         -       (1.24)         -         -
                                                   ------         ------      ------    ------      ------     ------    ------
                                                    (0.22)         (0.22)      (0.22)        -       (1.24)     (0.01)    (0.01)
                                                   ------         ------      ------    ------      ------     ------    ------
NET ASSET VALUE, END OF PERIOD                     $10.16         $10.14      $10.17    $ 8.87      $ 8.10     $ 6.30    $ 8.79
                                                   ======         ======      ======    ======      ======     ======    ======
       TOTAL RETURN (%)(K)                        29.00(M)       28.75(M)      17.34    9.45(L)    48.83(L)    (28.21)(L)  (3.78)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1            $19        $253      $228         $87        $50       $71
Ratio of net expenses to average net assets (%)    1.23(R)        1.41(R)       1.13      1.14        1.11       1.00      1.00
Ratio of gross expenses to average net assets
(%)                                                     -              -        1.13    1.35(P)     1.21(P)    1.04(P)   1.02(P)
Ratio of net investment income (loss) to
average net assets (%)                              (0.90)(R)      (1.07)(R)    0.84     (0.71)      (0.59)      0.19      0.06
Portfolio turnover (%)                                140            140         140      160(X)       235         45        61

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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--------------------------------------------------------------------------------

                                                               SMALL CAP INDEX
                         --------------------------------------------------------------------------------------------
                                               SERIES I                                       SERIES II
                         ----------------------------------------------------   -------------------------------------
                                       YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------   -------------------------------------
                          2005      2004      2003         2002        2001      2005      2004      2003     2002(A)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.97   $ 12.80   $  8.78         $11.28   $ 11.29   $ 14.91   $ 12.76   $  8.78   $ 11.07
Net investment income
(loss)(H)                   0.11      0.09      0.06           0.10      0.20      0.08      0.07      0.04      0.07
Net realized and
unrealized gain (loss)
on investments              0.41      2.12      3.96          (2.52)    (0.03)     0.41      2.11      3.94     (2.28)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
Total from investment
operations                  0.52      2.21      4.02          (2.42)     0.17      0.49      2.18      3.98     (2.21)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.08)    (0.04)        -          (0.08)    (0.18)    (0.05)    (0.03)        -     (0.08)
From net realized gain     (0.52)        -         -              -         -     (0.52)        -         -         -
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
                           (0.60)    (0.04)        -          (0.08)    (0.18)    (0.57)    (0.03)        -     (0.08)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 14.89   $ 14.97   $ 12.80          $8.78   $ 11.28   $ 14.83   $ 14.91   $ 12.76   $  8.78
                         =======   =======   =======   ============   =======   =======   =======   =======   =======
       TOTAL RETURN
       (%)(K)               3.89     17.33     45.79         (21.47)     1.50      3.70     17.13     45.33    (19.95)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $189      $179      $137            $59       $50       $52       $54       $38       $10
Ratio of net expenses
to average net assets
(%)                         0.57      0.57      0.58           0.59      0.60      0.77      0.77      0.78    0.79(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -              -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  0.76      0.69      0.61           1.05      1.87      0.55      0.49      0.39    0.87(R)
Portfolio turnover (%)        29        26        36             57        32        29        26        36        57

                                      SMALL CAP INDEX
                         ---------------------------------------------
                                 SERIES III                SERIES NAV
                         ---------------------------      ------------
                                                           YEAR ENDED
                          YEARS ENDED DECEMBER 31,        DECEMBER 31,
                         ---------------------------      ------------
                          2005      2004     2003(A)        2005(A)
                         -------   -------   -------      ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.91   $ 12.80   $ 11.77      $      12.77
Net investment income
(loss)(H)                   0.06      0.08      0.01              0.09
Net realized and
unrealized gain (loss)
on investments              0.41      2.08      1.02              2.04
                         -------   -------   -------      ------------
Total from investment
operations                  0.47      2.16      1.03              2.13
                         -------   -------   -------      ------------
LESS DISTRIBUTIONS
From net investment
income                     (0.08)    (0.05)        -                 -
From net realized gain     (0.52)        -         -                 -
                         -------   -------   -------      ------------
                           (0.60)    (0.05)        -                 -
                         -------   -------   -------      ------------
NET ASSET VALUE, END
OF PERIOD                $ 14.78   $ 14.91   $ 12.80      $      14.90
                         =======   =======   =======      ============
       TOTAL RETURN
       (%)(K)             3.55(L)  16.94(L)   8.75(L)(M)         16.68(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $1        $1       -(O)              $93
Ratio of net expenses
to average net assets
(%)                         0.92      0.92    0.93(R)           0.53(R)
Ratio of gross
expenses to average
net assets (%)            1.58(P)   2.42(P)  16.49(P)(R)          0.53(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  0.42      0.63    0.18(R)           0.92(R)
Portfolio turnover (%)        29        26        36                29

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R) Annualized.

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--------------------------------------------------------------------------------

                                                         SMALL CAP VALUE
                         --------------------------------------------------------------------------------
                            SERIES         SERIES
                              I              II                            SERIES NAV
                         ------------   ------------   --------------------------------------------------
                             YEAR           YEAR
                            ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,                YEARS ENDED DECEMBER 31,
                         ------------   ------------   --------------------------------------------------
                           2005(A)        2005(A)      2005(F)   2004(G)   2003(G)   2002(E)(G)   2001(G)
                         ------------   ------------   -------   -------   -------   ----------   -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD        $18.45         $18.45      $19.42    $16.56    $12.55      $13.76     $11.70
Net investment income
 (loss)(H)                    0.04             -(J)     0.05(H)    0.19      0.09        0.08       0.09
Net realized and
 unrealized gain
 (loss) on investments        2.68           2.68        1.73      3.99      4.66       (0.96)      2.14
                            ------         ------      ------    ------    ------      ------     ------
Total from investment
 operations                   2.72           2.68        1.78      4.18      4.75       (0.88)      2.23
                            ------         ------      ------    ------    ------      ------     ------
LESS DISTRIBUTIONS
From net investment
 income                          -              -       (0.03)        -         -           -          -
From net realized gain       (0.23)         (0.23)      (0.23)    (1.16)    (0.65)      (0.11)     (0.08)
From capital paid-in             -              -           -     (0.16)    (0.09)      (0.22)     (0.09)
                            ------         ------      ------    ------    ------      ------     ------
                             (0.23)         (0.23)      (0.26)    (1.32)    (0.74)      (0.33)     (0.17)
                            ------         ------      ------    ------    ------      ------     ------
NET ASSET VALUE, END
 OF PERIOD                  $20.94         $20.90      $20.94    $19.42    $16.56      $12.55     $13.76
                            ======         ======      ======    ======    ======      ======     ======
       TOTAL RETURN
       (%)(K)               14.78(M)       14.56(M)      9.21    25.45(L)  37.97(L)     (6.43)    19.10(L)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)           $1            $34        $265      $247      $190        $120       $103
Ratio of net expenses
 to average net assets
 (%)                        1.18(R)        1.38(R)       1.10      1.05      1.05        1.04       1.05
Ratio of gross
expenses to average
net assets (%)                   -              -        1.10     1.06(P)   1.06(P)      1.04      1.08(P)
Ratio of net
investment income
(loss) to average net
assets (%)                  0.27(R)        0.01(R)       0.25      1.11      0.67        0.62       0.87
Portfolio turnover (%)          68             68          68        33        30          41         60

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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--------------------------------------------------------------------------------

                                                                TOTAL RETURN
                         ------------------------------------------------------------------------------------------
                                            SERIES I                                      SERIES II
                         -----------------------------------------------   ----------------------------------------
                                    YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   ----------------------------------------
                          2005     2004(D)   2003(D)   2002(D)   2001(D)    2005     2004(D)   2003(D)   2002(A)(D)
                         -------   -------   -------   -------   -------   -------   -------   -------   ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.17   $ 14.21   $ 14.43   $ 13.88   $ 13.33   $ 14.11   $ 14.17   $ 14.42    $ 14.00
Net investment income
(loss)(H)                   0.44      0.27      0.35      0.49      0.61      0.41      0.23      0.31       0.36
Net realized and
unrealized gain (loss)
on investments             (0.11)     0.40      0.35      0.78      0.51     (0.10)     0.41      0.37       0.78
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
Total from investment
operations                  0.33      0.67      0.70      1.27      1.12      0.31      0.64      0.68       1.14
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
LESS DISTRIBUTIONS
From net investment
income                     (0.34)    (0.54)    (0.77)    (0.42)    (0.57)    (0.29)    (0.53)    (0.78)     (0.42)
From net realized gain     (0.35)    (0.17)    (0.15)    (0.30)        -     (0.35)    (0.17)    (0.15)     (0.30)
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
                           (0.69)    (0.71)    (0.92)    (0.72)    (0.57)    (0.64)    (0.70)    (0.93)     (0.72)
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
NET ASSET VALUE, END
OF PERIOD                $ 13.81   $ 14.17   $ 14.21   $ 14.43   $ 13.88   $ 13.78   $ 14.11   $ 14.17    $ 14.42
                         =======   =======   =======   =======   =======   =======   =======   =======    -------
       TOTAL RETURN
       (%)(K)               2.40      4.96      5.02      9.52      8.28      2.25      4.71      4.87     8.51(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $438      $903    $1,036    $1,073      $736      $286      $620      $491       $218
Ratio of net expenses
to average net assets
(%)                         0.82      0.80      0.82      0.81      0.83      1.01      1.00      1.02     1.01(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -          -
Ratio of net
investment income
(loss) to average net
assets (%)                  3.18      1.93      2.48      3.53      4.50      2.92      1.69      2.15     2.79(R)
Portfolio turnover (%)     409(X)      251       285       381       439     409(X)      251       285        381

                                                 TOTAL RETURN
                              --------------------------------------------------
                                         SERIES III                  SERIES NAV
                              ---------------------------------     ------------
                                                                     YEAR ENDED
                                  YEARS ENDED DECEMBER 31,          DECEMBER 31,
                              ---------------------------------     ------------
                               2005      2004(D)     2003(A)(D)       2005(A)
                              ------     -------     ----------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $14.10     $14.21        $13.75          $14.16
Net investment income
(loss)(H)                       0.42       0.19          0.08            0.43
Net realized and
unrealized gain (loss)
on investments                 (0.14)      0.43          0.38           (0.08)
                              ------     ------        ------          ------
Total from investment
operations                      0.28       0.62          0.46            0.35
                              ------     ------        ------          ------
LESS DISTRIBUTIONS
From net investment
income                         (0.34)     (0.56)            -           (0.37)
From net realized gain         (0.35)     (0.17)            -           (0.35)
                              ------     ------        ------          ------
                               (0.69)     (0.73)            -           (0.72)
                              ------     ------        ------          ------
NET ASSET VALUE, END
OF PERIOD                     $13.69     $14.10        $14.21          $13.79
                              ======     ======        ======          ======
       TOTAL RETURN
       (%)(K)                   2.04(L)    4.57(L)       3.35(L)(M)      2.56(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $3         $3           -(O)           $834
Ratio of net expenses
to average net assets
(%)                             1.17       1.15        1.17(R)         0.76(R)
Ratio of gross
expenses to average
net assets (%)                1.75(P)    2.90(P)       7.92(P)(R)      0.76(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      3.03       1.38        1.74(R)         3.71(R)
Portfolio turnover (%)         409(X)       251           285           409(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income,have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, Series II and Series III, and the net investment income ratio by less than (0.01%) for Series I, Series II and Series III, for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts,resulting in increases to the net investment income per share of less than $0.01 for Series I Series II and Series III, and to the net investment income ratio of less than 0.01% for Series I, Series II and Series III for the year/period ended 12-31-03; increases (decreases) to the net investment income per share of less than $(0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02; and decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02%) for Series I for the year ended 12-31-01.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                        TOTAL STOCK MARKET INDEX
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 11.06   $  9.96   $  7.63   $  9.79   $ 11.14   $ 11.02   $  9.93   $  7.62   $  9.67
Net investment income
(loss)(H)                   0.13      0.13      0.09      0.08      0.09      0.11      0.11      0.07      0.07
Net realized and
unrealized gain (loss)
on investments              0.49      1.03      2.24     (2.16)    (1.36)     0.48      1.04      2.24     (2.04)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.62      1.16      2.33     (2.08)    (1.27)     0.59      1.15      2.31     (1.97)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.12)    (0.06)        -     (0.08)    (0.08)    (0.10)    (0.06)        -     (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.12)    (0.06)        -     (0.08)    (0.08)    (0.10)    (0.06)        -     (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 11.56   $ 11.06   $  9.96   $  7.63   $  9.79   $ 11.51   $ 11.02   $  9.93   $  7.62
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
       (%)(K)               5.69     11.74     30.54    (21.29)   (11.41)     5.41     11.60     30.31    (20.36)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $200      $175      $134       $60       $74       $38       $37       $30        $6
Ratio of net expenses
to average net assets
(%)                         0.57      0.57      0.58      0.59      0.59      0.77      0.77      0.78    0.79(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  1.20      1.30      1.05      0.96      0.93      0.99      1.08      0.86    0.98(R)
Portfolio turnover (%)        21         5         6         4         5        21         5         6         4

                                          TOTAL STOCK MARKET INDEX
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                 YEAR ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $11.03     $ 9.96     $ 9.17         $10.41
Net investment income
(loss)(H)                       0.10       0.14       0.03           0.10
Net realized and
unrealized gain (loss)
on investments                  0.48       1.00       0.76           1.06
                              ------     ------     ------         ------
Total from investment
operations                      0.58       1.14       0.79           1.16
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.13)     (0.07)         -              -
                              ------     ------     ------         ------
                               (0.13)     (0.07)         -              -
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $11.48     $11.03     $ 9.96         $11.57
                              ======     ======     ======         ======
       TOTAL RETURN
       (%)(K)                 5.36(L)    11.55(L)   8.62(L)(M)    11.14(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             -(O)       -(O)       -(O)          $170
Ratio of net expenses
to average net assets
(%)                             0.92       0.92     0.93(R)        0.52(R)
Ratio of gross
expenses to average
net assets (%)                1.72(P)    14.20(P)   122.81(P)(R)    0.52(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.88       1.41     0.96(R)        1.30(R)
Portfolio turnover (%)            21          5          6             21

(A) Series II, Series III and Series NAV shares began operations on 1-28-03, 9-05-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               U.S. GOVERNMENT SECURITIES
                         -------------------------------------------------------------------------------------------------------
                                                SERIES I                                              SERIES II
                         -------------------------------------------------------     -------------------------------------------
                                        YEARS ENDED DECEMBER 31,                              YEARS ENDED DECEMBER 31,
                         -------------------------------------------------------     -------------------------------------------
                          2005        2004        2003        2002        2001        2005        2004        2003       2002(A)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.93     $ 14.01     $ 14.22     $ 13.72     $ 13.57     $ 13.88     $ 13.97     $ 14.21     $ 13.77
Net investment income
(loss)(H)                   0.37        0.24        0.21        0.54        0.69        0.35        0.21        0.18        0.39
Net realized and
unrealized gain (loss)
on investments             (0.16)       0.15        0.03        0.52        0.23       (0.15)       0.15        0.04        0.61
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
operations                  0.21        0.39        0.24        1.06        0.92        0.20        0.36        0.22        1.00
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
From net investment
income                     (0.24)      (0.28)      (0.45)      (0.56)      (0.77)      (0.19)      (0.26)      (0.46)      (0.56)
From net realized gain     (0.26)      (0.19)          -           -           -       (0.26)      (0.19)          -           -
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
                           (0.50)      (0.47)      (0.45)      (0.56)      (0.77)      (0.45)      (0.45)      (0.46)      (0.56)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE, END
OF PERIOD                $ 13.64     $ 13.93     $ 14.01     $ 14.22     $ 13.72     $ 13.63     $ 13.88     $ 13.97     $ 14.21
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
       TOTAL RETURN
       (%)(K)               1.58        2.89        1.73        7.99        7.03        1.45        2.70        1.59      7.53(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $218        $471        $525        $708        $558        $103        $264        $208        $128
Ratio of net expenses
to average net assets
(%)                         0.74        0.74        0.73        0.74        0.71        0.94        0.94        0.93      0.94(R)
Ratio of gross
expenses to average
net assets (%)
Ratio of net
investment income
(loss) to average net
assets (%)                  2.74        1.76        1.52        3.88        5.10        2.53        1.56        1.28      3.04(R)
Portfolio turnover (%)        26          77          97          19          41          26          77          97          19

                                    U.S. GOVERNMENT SECURITIES
                         ------------------------------------------------
                                   SERIES III                 SERIES NAV
                         -------------------------------     ------------
                                                              YEAR ENDED
                            YEARS ENDED DECEMBER 31,         DECEMBER 31,
                         -------------------------------     ------------
                          2005        2004       2003(A)       2005(A)
                         -------     -------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.88     $ 14.01     $ 13.70     $      13.90
Net investment income
(loss)(H)                   0.34        0.19        0.03             0.33
Net realized and
unrealized gain (loss)
on investments             (0.17)       0.16        0.28            (0.08)
                         -------     -------     -------     ------------
Total from investment
operations                  0.17        0.35        0.31             0.25
                         -------     -------     -------     ------------
LESS DISTRIBUTIONS
From net investment
income                         -       (0.29)          -            (0.28)
From net realized gain     (0.26)      (0.19)          -            (0.26)
                         -------     -------     -------     ------------
                           (0.26)      (0.48)          -            (0.54)
                         -------     -------     -------     ------------
NET ASSET VALUE, END
OF PERIOD                $ 13.79     $ 13.88     $ 14.01     $      13.61
                         =======     =======     =======     ============
       TOTAL RETURN
       (%)(K)             1.24(L)     2.64(L)     2.26(L)(M)       1.82(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         -(O)         $1         -(O)             $96
Ratio of net expenses
to average net assets
(%)                         1.09        1.09      1.08(R)          9.67(R)
Ratio of gross
expenses to average
net assets (%)            2.55(P)     3.69(P)     8.13(P)(R)       0.67(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  2.38        1.43      0.82(R)          2.90(R)
Portfolio turnover (%)        26          77          97               26

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

ADDITIONAL INFORMATION

     Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

     Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029.

     Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

     Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-551-5850. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549.

                         INDEPENDENT REGISTERED PUBLIC
                            ACCOUNTANTS OF THE TRUST
                             PricewaterhouseCoopers
                                125 High Street
                             Boston, MA 02110-1707

     The Trust's Investment Company and 1933 Act File Numbers are 811-4146
                                  and 2-94157

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